Document and Entity Information	12 Months Ended
Feb. 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep 30, 2012
Registrant Name	LOOMIS SAYLES FUNDS I
Central Index Key	0000917469
Amendment Flag	false
Document Creation Date	Jan 29, 2013
Document Effective Date	Feb 1, 2013
Prospectus Date	Feb 1, 2013

Loomis Sayles High Income Opportunities Fund
loomis sayles high income opportunities fund
INVESTMENT OBJECTIVE
The Fund's investment objective is high current income.
Capital appreciation is the Fund's secondary objective.
FUND FEES & EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

*	The table shows net fees and expenses of the Fund as 0%, reflecting the fact that the Fund does not pay any advisory, administration or distribution and service fees, and that Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has agreed to pay certain expenses of the Fund. You should be aware, however, that shares of the Fund are available only to institutional investment advisory clients of Loomis Sayles and NGAM Advisors, L.P. ("NGAM Advisors") and to participants in certain approved "wrap fee" programs sponsored by broker-dealers and investment advisers that may be affiliated or unaffiliated with the Fund, Loomis Sayles or NGAM Advisors. The institutional investment advisory clients of Loomis Sayles and NGAM Advisors pay Loomis Sayles or NGAM Advisors a fee for their investment advisory services, while participants in "wrap fee" programs pay a "wrap" fee to the program's sponsor. The "wrap fee" program sponsors in turn pay fees to NGAM Advisors. Participants in "wrap fee" programs should carefully read the wrap fee brochure provided to them by their program's sponsor. The brochure is required to include information about the fees charged by the "wrap fee" program sponsor and the fees paid by such sponsor to NGAM Advisors. Investors pay no additional fees or expenses to purchase shares of the Fund. Investors will, however, indirectly pay a proportionate share of those costs, such as brokerage commissions, taxes and extraordinary expenses that are borne by the Fund through a reduction in their net asset value. See the section "Management" in the Statutory Prospectus.

The Fund does not impose a sales charge, a redemption fee or an exchange fee.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Loomis Sayles High Income Opportunities Fund Institutional Class
Management fees	[1]	0.41%
Distribution and/or service (12b-1) fees		none
Other expenses	[1]	0.23%
Total annual fund operating expenses		0.64%
Fee waiver and/or expense reimbursement		0.64%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		none
[1]	The amount under Management Fees reflects the approximate amount that would be required to compensate Loomis Sayles for providing investment advisory services to the Fund (not the advisory fees charged for the entire "wrap fee" program or for the investor's separate account with Loomis Sayles), and the amount under Other Expenses reflects the amount of operating expenses of the Fund which are paid for by Loomis Sayles or its affiliates. See Note (*) above.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Loomis Sayles High Income Opportunities Fund Institutional Class	none	none	none	none

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

Under normal market conditions, the Fund will invest substantially all of its assets, and may invest up to 100% of its assets, in high income securities ("High-Income Securities"). High-Income Securities are fixed-income securities that Loomis Sayles believes have the potential to generate relatively high levels of current income. High-Income Securities are often rated below investment-grade (below investment-grade securities are sometimes referred to as "high-yield securities" or "junk bonds"). Below investment-grade fixed-income securities are rated below investment-grade quality (i.e., none of the three major rating agencies (Moody's Investors Service, Inc., Fitch Investor Services, Inc. or Standard & Poor's Ratings Group) have rated the securities in one of their respective top four rating categories). The Fund's fixed-income securities investments may include unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase. The Fund may invest approximately 20% of its assets in investment-grade fixed-income securities. The Fund may invest a portion of its assets in senior floating-rate loans made to U.S. and foreign borrowers. A significant portion of the securities purchased by the Fund may be issued by smaller-capitalization companies. There is no minimum rating for debt in which the Fund may invest.

Under normal market conditions, the Fund may invest up to 40% of its assets in debt obligations of foreign companies, foreign governments and their subdivisions, agencies, instrumentalities and sponsored entities ("Foreign Securities"), including emerging market securities. The Fund may invest without limit in obligations of supranational entities ( e.g., the World Bank). The Fund may also invest in derivatives, including swaps (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security), purchasing or selling options or futures contracts to hedge interest rate risk.

The Fund's investments may include, among other things, corporate debt securities, U.S. government obligations, U.S. dollar-denominated foreign securities, zero-coupon and pay-in-kind securities, loan assignments and participations, delayed funding loans and revolving credit facilities, commercial paper, mortgage-backed securities, collateralized mortgage obligations, mortgage dollar rolls, collateralized debt and loan obligations and other asset-backed securities, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), when-issued securities, municipal bonds, repurchase agreements, debt-linked and equity-linked securities, convertible securities, preferred shares and illiquid securities.

In deciding which High-Income Securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer, yield, coupon rate, current interest rates, current valuations and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return of those types of investments. As part of its investment approach, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles Loomis Sayles believes have the potential to stabilize or improve. With respect to investments in foreign securities, Loomis Sayles will consider the global economic environment, and the economic environment of the relevant country, taking into account factors such as GDP growth, inflation and other economic conditions, monetary policy, fiscal policy, leadership and social stability.

Loomis Sayles may invest significantly in securities whose price Loomis Sayles believes is more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Below Investment-Grade Fixed-Income Securities Risk is the risk that the Fund's investments in below investment-grade fixed-income securities may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.

Credit Risk is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivatives or other transaction will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund's investments will fall as a result of changes in exchange rates.

Derivatives Risk is the risk that the value of the Fund's derivative investments such as options and futures transactions and swap transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund's derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund. This risk is greater for swaps and other over-the-counter traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit risk, counterparty risk, interest rate risk and market risk. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging.

Emerging Markets Risk is the risk that the Fund's investments may face greater foreign securities risk. Investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk is the risk that the value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Foreign Securities Risk is the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, economic, environmental, credit, informational or currency changes or other issues relating to foreign investing generally. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. The Fund's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the yield on those securities.

Inflation/Deflation Risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time - the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

Interest Rate Risk is the risk that the value of the Fund's investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon securities, pay-in-kind bonds and securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them. Senior loans typically have adjustable rates. As a result, it is expected that the values of senior loans held by the Fund will fluctuate less in response to interest rate changes than will fixed-rate debt securities; however, the interest rates paid by these loans will generally decrease if interest rates fall. Senior loans and other fixed-income securities are subject to the risk that borrowers pay off the debts sooner than expected.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Large Investor Risk is the risk associated with ownership of shares of the Fund that may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses.

Leverage Risk is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index, market or asset price movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures are derivatives and may be subject to this type of risk.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk is the risk that Loomis Sayles' investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Small-Capitalization Companies Risk is the risk that the Fund's investments may be subject to more abrupt price movements, limited markets, increased volatility and less liquidity than investments in larger, more established companies, which could adversely affect the value of the portfolio.

Risk/Return Bar Chart and Table

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and life-of-fund periods compared to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

Total Returns for Institutional Class Shares

The Fund's best quarter was 24.41%, (second quarter of 2009), and the Fund's worst quarter was -18.26%, (fourth quarter of 2008).
Average Annual Total Returns for the periods ended December 31, 2012
Average Annual Total Returns Loomis Sayles High Income Opportunities Fund	One Year	Five Years	Life-of-Fund	Inception Date
Institutional Class	20.77%	10.24%	9.18%	Apr 12, 2004
Institutional Class Return After Taxes on Distributions	17.72%	6.99%	6.14%	Apr 12, 2004
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	13.40%	6.75%	6.01%	Apr 12, 2004
Barclays U.S. Corporate High-Yield Bond Index	15.81%	10.34%	8.75%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. Index performance reflects no deduction for fees, expenses or taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS I
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Loomis Sayles High Income Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	loomis sayles high income opportunities fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is high current income.
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	Capital appreciation is the Fund's secondary objective.
Expense [Heading]	rr_ExpenseHeading	FUND FEES & EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

*	The table shows net fees and expenses of the Fund as 0%, reflecting the fact that the Fund does not pay any advisory, administration or distribution and service fees, and that Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has agreed to pay certain expenses of the Fund. You should be aware, however, that shares of the Fund are available only to institutional investment advisory clients of Loomis Sayles and NGAM Advisors, L.P. ("NGAM Advisors") and to participants in certain approved "wrap fee" programs sponsored by broker-dealers and investment advisers that may be affiliated or unaffiliated with the Fund, Loomis Sayles or NGAM Advisors. The institutional investment advisory clients of Loomis Sayles and NGAM Advisors pay Loomis Sayles or NGAM Advisors a fee for their investment advisory services, while participants in "wrap fee" programs pay a "wrap" fee to the program's sponsor. The "wrap fee" program sponsors in turn pay fees to NGAM Advisors. Participants in "wrap fee" programs should carefully read the wrap fee brochure provided to them by their program's sponsor. The brochure is required to include information about the fees charged by the "wrap fee" program sponsor and the fees paid by such sponsor to NGAM Advisors. Investors pay no additional fees or expenses to purchase shares of the Fund. Investors will, however, indirectly pay a proportionate share of those costs, such as brokerage commissions, taxes and extraordinary expenses that are borne by the Fund through a reduction in their net asset value. See the section "Management" in the Statutory Prospectus.

The Fund does not impose a sales charge, a redemption fee or an exchange fee.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest substantially all of its assets, and may invest up to 100% of its assets, in high income securities ("High-Income Securities"). High-Income Securities are fixed-income securities that Loomis Sayles believes have the potential to generate relatively high levels of current income. High-Income Securities are often rated below investment-grade (below investment-grade securities are sometimes referred to as "high-yield securities" or "junk bonds"). Below investment-grade fixed-income securities are rated below investment-grade quality (i.e., none of the three major rating agencies (Moody's Investors Service, Inc., Fitch Investor Services, Inc. or Standard & Poor's Ratings Group) have rated the securities in one of their respective top four rating categories). The Fund's fixed-income securities investments may include unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase. The Fund may invest approximately 20% of its assets in investment-grade fixed-income securities. The Fund may invest a portion of its assets in senior floating-rate loans made to U.S. and foreign borrowers. A significant portion of the securities purchased by the Fund may be issued by smaller-capitalization companies. There is no minimum rating for debt in which the Fund may invest.

Under normal market conditions, the Fund may invest up to 40% of its assets in debt obligations of foreign companies, foreign governments and their subdivisions, agencies, instrumentalities and sponsored entities ("Foreign Securities"), including emerging market securities. The Fund may invest without limit in obligations of supranational entities ( e.g., the World Bank). The Fund may also invest in derivatives, including swaps (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security), purchasing or selling options or futures contracts to hedge interest rate risk.

The Fund's investments may include, among other things, corporate debt securities, U.S. government obligations, U.S. dollar-denominated foreign securities, zero-coupon and pay-in-kind securities, loan assignments and participations, delayed funding loans and revolving credit facilities, commercial paper, mortgage-backed securities, collateralized mortgage obligations, mortgage dollar rolls, collateralized debt and loan obligations and other asset-backed securities, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), when-issued securities, municipal bonds, repurchase agreements, debt-linked and equity-linked securities, convertible securities, preferred shares and illiquid securities.

In deciding which High-Income Securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer, yield, coupon rate, current interest rates, current valuations and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return of those types of investments. As part of its investment approach, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles Loomis Sayles believes have the potential to stabilize or improve. With respect to investments in foreign securities, Loomis Sayles will consider the global economic environment, and the economic environment of the relevant country, taking into account factors such as GDP growth, inflation and other economic conditions, monetary policy, fiscal policy, leadership and social stability.

Loomis Sayles may invest significantly in securities whose price Loomis Sayles believes is more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Below Investment-Grade Fixed-Income Securities Risk is the risk that the Fund's investments in below investment-grade fixed-income securities may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.

Credit Risk is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivatives or other transaction will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund's investments will fall as a result of changes in exchange rates.

Derivatives Risk is the risk that the value of the Fund's derivative investments such as options and futures transactions and swap transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund's derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund. This risk is greater for swaps and other over-the-counter traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit risk, counterparty risk, interest rate risk and market risk. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging.

Emerging Markets Risk is the risk that the Fund's investments may face greater foreign securities risk. Investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk is the risk that the value of the Fund's investments in equity securities could be subject to unpredictable declines in the value of individual securities and periods of below-average performance in individual securities or in the equity market as a whole. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Foreign Securities Risk is the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, economic, environmental, credit, informational or currency changes or other issues relating to foreign investing generally. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. The Fund's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the yield on those securities.

Inflation/Deflation Risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time - the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

Interest Rate Risk is the risk that the value of the Fund's investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon securities, pay-in-kind bonds and securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them. Senior loans typically have adjustable rates. As a result, it is expected that the values of senior loans held by the Fund will fluctuate less in response to interest rate changes than will fixed-rate debt securities; however, the interest rates paid by these loans will generally decrease if interest rates fall. Senior loans and other fixed-income securities are subject to the risk that borrowers pay off the debts sooner than expected.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Large Investor Risk is the risk associated with ownership of shares of the Fund that may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses.

Leverage Risk is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index, market or asset price movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures are derivatives and may be subject to this type of risk.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk is the risk that Loomis Sayles' investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Small-Capitalization Companies Risk is the risk that the Fund's investments may be subject to more abrupt price movements, limited markets, increased volatility and less liquidity than investments in larger, more established companies, which could adversely affect the value of the portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and life-of-fund periods compared to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and life-of-fund periods compared to those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-633-3330
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.loomissayles.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best quarter was 24.41%, (second quarter of 2009), and the Fund's worst quarter was -18.26%, (fourth quarter of 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. Index performance reflects no deduction for fees, expenses or taxes.

Loomis Sayles High Income Opportunities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.41%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.64%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.64%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	none
1 year	rr_ExpenseExampleYear01	none
3 years	rr_ExpenseExampleYear03	none
5 years	rr_ExpenseExampleYear05	none
10 years	rr_ExpenseExampleYear10	none
2005	rr_AnnualReturn2005	3.06%
2006	rr_AnnualReturn2006	10.88%
2007	rr_AnnualReturn2007	2.54%
2008	rr_AnnualReturn2008	(28.54%)
2009	rr_AnnualReturn2009	60.32%
2010	rr_AnnualReturn2010	15.91%
2011	rr_AnnualReturn2011	1.53%
2012	rr_AnnualReturn2012	20.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.41%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.26%)
One Year	rr_AverageAnnualReturnYear01	20.77%
Five Years	rr_AverageAnnualReturnYear05	10.24%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	9.18%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 12, 2004
Loomis Sayles High Income Opportunities Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	17.72%
Five Years	rr_AverageAnnualReturnYear05	6.99%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	6.14%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 12, 2004
Loomis Sayles High Income Opportunities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.40%
Five Years	rr_AverageAnnualReturnYear05	6.75%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	6.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 12, 2004
Loomis Sayles High Income Opportunities Fund | Barclays U.S. Corporate High-Yield Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.81%
Five Years	rr_AverageAnnualReturnYear05	10.34%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	8.75%

[1]	The amount under Management Fees reflects the approximate amount that would be required to compensate Loomis Sayles for providing investment advisory services to the Fund (not the advisory fees charged for the entire "wrap fee" program or for the investor's separate account with Loomis Sayles), and the amount under Other Expenses reflects the amount of operating expenses of the Fund which are paid for by Loomis Sayles or its affiliates. See Note (*) above.

Loomis Sayles Institutional High Income Fund
loomis sayles institutional high income fund
INVESTMENT OBJECTIVE
The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.
FUND FEES & EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not impose a sales charge, a redemption fee or an exchange fee.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Loomis Sayles Institutional High Income Fund Institutional Class
Management fees		0.60%
Distribution and/or service (12b-1) fees		none
Other expenses		0.08%
Total annual fund operating expenses		0.68%
Fee waiver and/or expense reimbursement	[1]	none
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.68%
[1]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.75% of the Fund's average daily net assets, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2014 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 0.75% of the Fund's average daily net assets. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Loomis Sayles Institutional High Income Fund Institutional Class	69	218	379	847

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund will invest primarily in below investment-grade fixed-income securities (commonly known as "junk bonds") and other securities that are expected to produce a relatively high level of income (including income-producing preferred stocks and common stocks). Below investment-grade fixed-income securities are rated below investment-grade quality ( i.e. , none of the three major ratings agencies (Moody's Investors Service, Inc., Fitch Investor Services, Inc. or Standard & Poor's Ratings Group) have rated the securities in one of their respective top four ratings categories). The Fund's fixed-income securities investments may include unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase. The Fund may invest in fixed-income securities of any maturity.

In deciding which securities to buy and sell, Loomis Sayles may consider a number of factors related to the bond issue and the current bond market, for example, the stability and volatility of a country's bond markets, the financial strength of the issuer, current interest rates, current valuations, Loomis Sayles' expectations regarding general trends in interest rates, currency considerations. Loomis Sayles will also consider how purchasing or selling a bond would impact the overall portfolio's risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles' credit research team provides deep fundamental and quantitative analysis as well as ratings on over 1,000 issuers worldwide. The broad coverage combined with the objective of identifying attractive investment opportunities makes this an important component of the investment approach. Second, the Fund may invest significantly in securities the prices of which Loomis Sayles believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates. These securities may not have a direct correlation with changes in interest rates, thus helping to manage interest rate risk and to offer diversified sources for return. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed-income securities (U.S. governments, investment-grade corporates, securitized assets, high-yield corporates, emerging markets, non-U.S. sovereigns and credits, convertibles, bank loans and municipals) in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk.

The Fund may invest any portion of its assets in Canadian securities and up to 50% of its assets in other foreign securities, including emerging market securities. The Fund may invest without limit in obligations of supranational entities ( e.g., the World Bank).

The fixed-income securities in which the Fund may invest include, among other things, corporate bonds and other debt securities (including junior and senior loans), U.S. government securities, commercial paper, zero-coupon securities, mortgage-backed securities, including mortgage dollar rolls, stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, when-issued securities, real estate investment trusts ("REITs"), securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), repurchase agreements and convertible securities. The Fund may also engage in options and futures transactions, foreign currency transactions, swap transactions (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security).

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Below Investment-Grade Fixed-Income Securities Risk is the risk that the Fund's investments in below investment-grade fixed-income securities may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.

Credit Risk is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivatives or other transaction will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund's investments will fall as a result of changes in exchange rates. Loomis Sayles may elect not to hedge currency risk or may hedge imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk is the risk that the value of the Fund's derivative investments such as forward currency contracts, options and futures transactions and swap transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund's derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund. This risk is greater for forward currency contracts, swaps and other over-the-counter traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit risk, counterparty risk, interest rate risk and market risk. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used.

Emerging Markets Risk is the risk that the Fund's investments may face greater foreign securities risk. Investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Foreign Securities Risk is the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, economic, environmental, credit, informational or currency changes or other issues relating to foreign investing generally. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. The Fund's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the yield on those securities.

Interest Rate Risk is the risk that the value of the Fund's investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon securities and securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Leverage Risk is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index, market or asset price movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk is the risk that Loomis Sayles' investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

REITs Risk is the risk that the value of the Fund's investments in REITs will fall as a result of changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Risk/Return Bar Chart and Table

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

Total Returns for Institutional Class Shares

The Fund's best quarter was 20.00%, (second quarter of 2009), and the Fund's worst quarter was -16.57%, (fourth quarter of 2008).
Average Annual Total Returns for the periods ended December 31, 2012
Average Annual Total Returns Loomis Sayles Institutional High Income Fund	One Year	Five Years	Ten Years	Life-of-Fund		Inception Date
Institutional Class	17.98%	9.01%	12.84%	8.57%	[1]	Jun 5, 1996
Institutional Class Return After Taxes on Distributions	15.37%	5.83%	9.81%	4.85%	[1]	Jun 5, 1996
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	11.85%	5.81%	9.47%	4.92%	[1]	Jun 5, 1996
Barclays U.S. Corporate High-Yield Bond Index	15.81%	10.34%	10.62%	7.71%	[1]
[1]	The Fund was registered under the Investment Company Act of 1940 (the "1940 Act") and commenced operations on June 5, 1996. The Fund's shares were registered under the Securities Act of 1933 on March 7, 1997.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. Index performance reflects no deduction for fees, expenses or taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS I
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Loomis Sayles Institutional High Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	loomis sayles institutional high income fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES & EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not impose a sales charge, a redemption fee or an exchange fee.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 21% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	21.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will invest primarily in below investment-grade fixed-income securities (commonly known as "junk bonds") and other securities that are expected to produce a relatively high level of income (including income-producing preferred stocks and common stocks). Below investment-grade fixed-income securities are rated below investment-grade quality ( i.e. , none of the three major ratings agencies (Moody's Investors Service, Inc., Fitch Investor Services, Inc. or Standard & Poor's Ratings Group) have rated the securities in one of their respective top four ratings categories). The Fund's fixed-income securities investments may include unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase. The Fund may invest in fixed-income securities of any maturity.

In deciding which securities to buy and sell, Loomis Sayles may consider a number of factors related to the bond issue and the current bond market, for example, the stability and volatility of a country's bond markets, the financial strength of the issuer, current interest rates, current valuations, Loomis Sayles' expectations regarding general trends in interest rates, currency considerations. Loomis Sayles will also consider how purchasing or selling a bond would impact the overall portfolio's risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles' credit research team provides deep fundamental and quantitative analysis as well as ratings on over 1,000 issuers worldwide. The broad coverage combined with the objective of identifying attractive investment opportunities makes this an important component of the investment approach. Second, the Fund may invest significantly in securities the prices of which Loomis Sayles believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates. These securities may not have a direct correlation with changes in interest rates, thus helping to manage interest rate risk and to offer diversified sources for return. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed-income securities (U.S. governments, investment-grade corporates, securitized assets, high-yield corporates, emerging markets, non-U.S. sovereigns and credits, convertibles, bank loans and municipals) in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk.

The Fund may invest any portion of its assets in Canadian securities and up to 50% of its assets in other foreign securities, including emerging market securities. The Fund may invest without limit in obligations of supranational entities ( e.g., the World Bank).

The fixed-income securities in which the Fund may invest include, among other things, corporate bonds and other debt securities (including junior and senior loans), U.S. government securities, commercial paper, zero-coupon securities, mortgage-backed securities, including mortgage dollar rolls, stripped mortgage-backed securities, collateralized mortgage obligations, asset-backed securities, when-issued securities, real estate investment trusts ("REITs"), securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), repurchase agreements and convertible securities. The Fund may also engage in options and futures transactions, foreign currency transactions, swap transactions (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Below Investment-Grade Fixed-Income Securities Risk is the risk that the Fund's investments in below investment-grade fixed-income securities may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.

Credit Risk is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivatives or other transaction will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund's investments will fall as a result of changes in exchange rates. Loomis Sayles may elect not to hedge currency risk or may hedge imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk is the risk that the value of the Fund's derivative investments such as forward currency contracts, options and futures transactions and swap transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund's derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund. This risk is greater for forward currency contracts, swaps and other over-the-counter traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit risk, counterparty risk, interest rate risk and market risk. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used.

Emerging Markets Risk is the risk that the Fund's investments may face greater foreign securities risk. Investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Foreign Securities Risk is the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, economic, environmental, credit, informational or currency changes or other issues relating to foreign investing generally. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. The Fund's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the yield on those securities.

Interest Rate Risk is the risk that the value of the Fund's investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon securities and securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Leverage Risk is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index, market or asset price movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk is the risk that Loomis Sayles' investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

REITs Risk is the risk that the value of the Fund's investments in REITs will fall as a result of changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-633-3330
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.loomissayles.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best quarter was 20.00%, (second quarter of 2009), and the Fund's worst quarter was -16.57%, (fourth quarter of 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. Index performance reflects no deduction for fees, expenses or taxes.

Loomis Sayles Institutional High Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.68%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.68%
1 year	rr_ExpenseExampleYear01	69
3 years	rr_ExpenseExampleYear03	218
5 years	rr_ExpenseExampleYear05	379
10 years	rr_ExpenseExampleYear10	847
2003	rr_AnnualReturn2003	48.01%
2004	rr_AnnualReturn2004	14.18%
2005	rr_AnnualReturn2005	6.43%
2006	rr_AnnualReturn2006	16.33%
2007	rr_AnnualReturn2007	3.89%
2008	rr_AnnualReturn2008	(25.56%)
2009	rr_AnnualReturn2009	54.42%
2010	rr_AnnualReturn2010	13.60%
2011	rr_AnnualReturn2011	(0.08%)
2012	rr_AnnualReturn2012	17.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.57%)
One Year	rr_AverageAnnualReturnYear01	17.98%
Five Years	rr_AverageAnnualReturnYear05	9.01%
Ten Years	rr_AverageAnnualReturnYear10	12.84%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	8.57%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 5, 1996
Loomis Sayles Institutional High Income Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.37%
Five Years	rr_AverageAnnualReturnYear05	5.83%
Ten Years	rr_AverageAnnualReturnYear10	9.81%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	4.85%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 5, 1996
Loomis Sayles Institutional High Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	11.85%
Five Years	rr_AverageAnnualReturnYear05	5.81%
Ten Years	rr_AverageAnnualReturnYear10	9.47%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	4.92%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 5, 1996
Loomis Sayles Institutional High Income Fund | Barclays U.S. Corporate High-Yield Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	15.81%
Five Years	rr_AverageAnnualReturnYear05	10.34%
Ten Years	rr_AverageAnnualReturnYear10	10.62%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	7.71%	[2]

[1]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.75% of the Fund's average daily net assets, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2014 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 0.75% of the Fund's average daily net assets. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
[2]	The Fund was registered under the Investment Company Act of 1940 (the "1940 Act") and commenced operations on June 5, 1996. The Fund's shares were registered under the Securities Act of 1933 on March 7, 1997.

Loomis Sayles Investment Grade Fixed Income Fund
loomis sayles investment grade fixed income fund
INVESTMENT OBJECTIVE
The Fund's investment objective is above-average total investment return through a combination of current income and capital appreciation.
FUND FEES & EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not impose a sales charge, a redemption fee or an exchange fee.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Loomis Sayles Investment Grade Fixed Income Fund Institutional Class
Management fees		0.40%
Distribution and/or service (12b-1) fees		none
Other expenses		0.08%
Total annual fund operating expenses		0.48%
Fee waiver and/or expense reimbursement	[1]	none
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.48%
[1]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.55% of the Fund's average daily net assets, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2014 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 0.55% of the Fund's average daily net assets. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Loomis Sayles Investment Grade Fixed Income Fund Institutional Class	49	154	269	604

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in investment-grade fixed-income securities. The Fund may invest up to 10% of its assets in below investment-grade fixed-income securities ("junk bonds") and up to 10% of its assets in equity securities (including preferred stocks and common stocks). Below investment-grade fixed-income securities are rated below investment-grade quality ( i.e. , none of the three major ratings agencies (Moody's Investors Service, Inc., Fitch Investor Services, Inc. or Standard & Poor's Ratings Group) have rated the securities in one of their respective top four ratings categories). The Fund's fixed-income securities investments may include unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase. The Fund may invest in fixed-income securities of any maturity.

In deciding which securities to buy and sell, Loomis Sayles may consider a number of factors related to the bond issue and the current bond market, including, for example, the stability and volatility of a country's bond markets, the financial strength of the issuer, current interest rates, current valuations, Loomis Sayles' expectations regarding general trends in interest rates and currency considerations. Loomis Sayles will also consider how purchasing or selling a bond would impact the overall portfolio's risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles' credit research team provides deep fundamental and quantitative analysis as well as ratings on over 1,000 issuers worldwide. The broad coverage combined with the objective of identifying attractive investment opportunities makes this an important component of the investment approach. Second, the Fund may invest significantly in securities the prices of which Loomis Sayles believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates. These securities may not have a direct correlation with changes in interest rates, thus helping to manage interest rate risk and to offer diversified sources for return. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed-income securities (U.S. governments, investment-grade corporates, securitized assets, high-yield corporates, emerging markets, non-U.S. sovereigns and credits, convertibles, bank loans and municipals) in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk.

In deciding which equity securities to buy and sell, Loomis Sayles intends to emphasize dividend-paying stocks issued by companies with strong fundamentals and relatively limited anticipated volatility to supplement its fixed-income holdings. These securities will be selected with the same bottom-up investment process that is the foundation of the Fund's overall strategy.

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in securities of other foreign issuers, including emerging market securities and may invest, without limit, in obligations of supranational entities ( e.g., the World Bank). The Fund may also invest in mortgage-related securities, including mortgage dollar rolls. The Fund may engage in futures transactions, swaps (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security).

The fixed-income securities in which the Fund may invest include corporate securities, U.S. government securities, zero-coupon securities, mortgage-backed securities, collateralized mortgage obligations, when-issued securities, REITs, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities") and structured notes, among others.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Below Investment-Grade Fixed-Income Securities Risk is the risk that the Fund's investments in below investment-grade fixed-income securities may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.

Credit Risk is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivatives or other transaction will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund's investments will fall as a result of changes in exchange rates. Loomis Sayles may elect not to hedge currency risk or may hedge imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk is the risk that the value of the Fund's derivative investments such as structured notes, futures transactions and swap transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund's derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund. This risk is greater for swaps and other over-the-counter traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit risk, counterparty risk, interest rate risk and market risk. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used.

Emerging Markets Risk is the risk that the Fund's investments may face greater foreign securities risk. Investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Foreign Securities Risk is the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, economic, environmental, credit, informational or currency changes or other issues relating to foreign investing generally. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. The Fund's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the yield on those securities.

Inflation/Deflation Risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time - the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

Interest Rate Risk is the risk that the value of the Fund's investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon securities and securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Leverage Risk is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index, market or asset price movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures are derivatives and may be subject to this type of risk.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk is the risk that Loomis Sayles' investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Mortgage-Related Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

REITs Risk is the risk that the value of the Fund's investments in REITs will fall as a result of changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Risk/Return Bar Chart and Table

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

Total Returns for Institutional Class Shares

The Fund's best quarter was 11.98%, (second quarter of 2003), and the Fund's worst quarter was -7.61%, (third quarter of 2008).
Average Annual Total Returns for the periods ended December 31, 2012
Average Annual Total Returns Loomis Sayles Investment Grade Fixed Income Fund	One Year	Five Years	Ten Years	Life-of-Fund		Inception Date
Institutional Class	12.89%	8.49%	9.74%	9.89%	[1]	Jul 1, 1994
Institutional Class Return After Taxes on Distributions	10.95%	5.90%	7.02%	6.95%	[1]	Jul 1, 1994
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	8.51%	5.79%	6.88%	6.82%	[1]	Jul 1, 1994
Barclays U.S. Government/Credit Bond Index	4.82%	6.06%	5.25%	6.61%	[1]
[1]	The Fund was registered under the Investment Company Act of 1940 (the "1940 Act") and commenced operations on July 1, 1994. The Fund's shares were registered under the Securities Act on March 7, 1997.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. Index performance reflects no deduction for fees, expenses or taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS I
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Loomis Sayles Investment Grade Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	loomis sayles investment grade fixed income fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is above-average total investment return through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES & EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not impose a sales charge, a redemption fee or an exchange fee.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in investment-grade fixed-income securities. The Fund may invest up to 10% of its assets in below investment-grade fixed-income securities ("junk bonds") and up to 10% of its assets in equity securities (including preferred stocks and common stocks). Below investment-grade fixed-income securities are rated below investment-grade quality ( i.e. , none of the three major ratings agencies (Moody's Investors Service, Inc., Fitch Investor Services, Inc. or Standard & Poor's Ratings Group) have rated the securities in one of their respective top four ratings categories). The Fund's fixed-income securities investments may include unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase. The Fund may invest in fixed-income securities of any maturity.

In deciding which securities to buy and sell, Loomis Sayles may consider a number of factors related to the bond issue and the current bond market, including, for example, the stability and volatility of a country's bond markets, the financial strength of the issuer, current interest rates, current valuations, Loomis Sayles' expectations regarding general trends in interest rates and currency considerations. Loomis Sayles will also consider how purchasing or selling a bond would impact the overall portfolio's risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles' credit research team provides deep fundamental and quantitative analysis as well as ratings on over 1,000 issuers worldwide. The broad coverage combined with the objective of identifying attractive investment opportunities makes this an important component of the investment approach. Second, the Fund may invest significantly in securities the prices of which Loomis Sayles believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates. These securities may not have a direct correlation with changes in interest rates, thus helping to manage interest rate risk and to offer diversified sources for return. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed-income securities (U.S. governments, investment-grade corporates, securitized assets, high-yield corporates, emerging markets, non-U.S. sovereigns and credits, convertibles, bank loans and municipals) in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk.

In deciding which equity securities to buy and sell, Loomis Sayles intends to emphasize dividend-paying stocks issued by companies with strong fundamentals and relatively limited anticipated volatility to supplement its fixed-income holdings. These securities will be selected with the same bottom-up investment process that is the foundation of the Fund's overall strategy.

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in securities of other foreign issuers, including emerging market securities and may invest, without limit, in obligations of supranational entities ( e.g., the World Bank). The Fund may also invest in mortgage-related securities, including mortgage dollar rolls. The Fund may engage in futures transactions, swaps (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security).

The fixed-income securities in which the Fund may invest include corporate securities, U.S. government securities, zero-coupon securities, mortgage-backed securities, collateralized mortgage obligations, when-issued securities, REITs, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities") and structured notes, among others.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Below Investment-Grade Fixed-Income Securities Risk is the risk that the Fund's investments in below investment-grade fixed-income securities may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.

Credit Risk is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivatives or other transaction will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund's investments will fall as a result of changes in exchange rates. Loomis Sayles may elect not to hedge currency risk or may hedge imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk is the risk that the value of the Fund's derivative investments such as structured notes, futures transactions and swap transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund's derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund. This risk is greater for swaps and other over-the-counter traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit risk, counterparty risk, interest rate risk and market risk. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used.

Emerging Markets Risk is the risk that the Fund's investments may face greater foreign securities risk. Investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Foreign Securities Risk is the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, economic, environmental, credit, informational or currency changes or other issues relating to foreign investing generally. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. The Fund's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the yield on those securities.

Inflation/Deflation Risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time - the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

Interest Rate Risk is the risk that the value of the Fund's investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon securities and securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Leverage Risk is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index, market or asset price movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures are derivatives and may be subject to this type of risk.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk is the risk that Loomis Sayles' investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Mortgage-Related Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined.

REITs Risk is the risk that the value of the Fund's investments in REITs will fall as a result of changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-633-3330
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.loomissayles.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best quarter was 11.98%, (second quarter of 2003), and the Fund's worst quarter was -7.61%, (third quarter of 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts such as 529 plans or individual retirement accounts. Index performance reflects no deduction for fees, expenses or taxes.

Loomis Sayles Investment Grade Fixed Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.40%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.48%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.48%
1 year	rr_ExpenseExampleYear01	49
3 years	rr_ExpenseExampleYear03	154
5 years	rr_ExpenseExampleYear05	269
10 years	rr_ExpenseExampleYear10	604
2003	rr_AnnualReturn2003	24.80%
2004	rr_AnnualReturn2004	10.26%
2005	rr_AnnualReturn2005	1.80%
2006	rr_AnnualReturn2006	8.94%
2007	rr_AnnualReturn2007	10.39%
2008	rr_AnnualReturn2008	(11.32%)
2009	rr_AnnualReturn2009	26.38%
2010	rr_AnnualReturn2010	12.90%
2011	rr_AnnualReturn2011	5.24%
2012	rr_AnnualReturn2012	12.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	11.98%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.61%)
One Year	rr_AverageAnnualReturnYear01	12.89%
Five Years	rr_AverageAnnualReturnYear05	8.49%
Ten Years	rr_AverageAnnualReturnYear10	9.74%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	9.89%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1994
Loomis Sayles Investment Grade Fixed Income Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.95%
Five Years	rr_AverageAnnualReturnYear05	5.90%
Ten Years	rr_AverageAnnualReturnYear10	7.02%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	6.95%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1994
Loomis Sayles Investment Grade Fixed Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	8.51%
Five Years	rr_AverageAnnualReturnYear05	5.79%
Ten Years	rr_AverageAnnualReturnYear10	6.88%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	6.82%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 1994
Loomis Sayles Investment Grade Fixed Income Fund | Barclays U.S. Government/Credit Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.82%
Five Years	rr_AverageAnnualReturnYear05	6.06%
Ten Years	rr_AverageAnnualReturnYear10	5.25%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	6.61%	[2]

[1]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.55% of the Fund's average daily net assets, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2014 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 0.55% of the Fund's average daily net assets. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
[2]	The Fund was registered under the Investment Company Act of 1940 (the "1940 Act") and commenced operations on July 1, 1994. The Fund's shares were registered under the Securities Act on March 7, 1997.

Loomis Sayles Securitized Asset Fund
loomis sayles securitized asset fund
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek a high level of current income consistent with capital preservation.
FUND FEES & EXPENSES

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

*	The table shows net fees and expenses of the Fund as 0%, reflecting the fact that the Fund does not pay any advisory, administration or distribution and service fees, and that Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has agreed to pay certain expenses of the Fund. You should be aware, however, that shares of the Fund are available only to institutional investment advisory clients of Loomis Sayles and NGAM Advisors, L.P. ("NGAM Advisors") and to participants in certain approved "wrap fee" programs sponsored by broker-dealers and investment advisers that may be affiliated or unaffiliated with the Fund, Loomis Sayles or NGAM Advisors. The institutional investment advisory clients of Loomis Sayles and NGAM Advisors pay Loomis Sayles or NGAM Advisors a fee for their investment advisory services, while participants in "wrap fee" programs pay a "wrap" fee to the program's sponsor. The "wrap fee" program sponsors in turn pay fees to NGAM Advisors. "Wrap fee" program participants should read carefully the wrap fee brochure provided to them by their program's sponsor. The brochure is required to include information about the fees charged by the "wrap fee" program sponsor and the fees paid by such sponsor to NGAM Advisors. Investors pay no additional fees or expenses to purchase shares of the Fund. Investors will, however, indirectly pay a proportionate share of those costs, such as brokerage commissions, taxes and extraordinary expenses that are borne by the Fund through a reduction in their net asset value. See the section "Management" in the Statutory Prospectus.

The Fund does not impose a sales charge, a redemption fee or an exchange fee.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Loomis Sayles Securitized Asset Fund Institutional Class
Management fees	[1]	0.21%
Distribution and/or service (12b-1) fees		none
Other expenses	[1]	0.07%
Total annual fund operating expenses		0.28%
Fee waiver and/or expense reimbursement		0.28%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		none
[1]	The amount under Management Fees reflects the approximate amount that would be required to compensate Loomis Sayles for providing investment advisory services to the Fund (not the advisory fees charged for the entire "wrap fee" program or for the investor's separate account with Loomis Sayles), and the amount under Other Expenses reflects the amount of operating expenses of the Fund which are paid for by Loomis Sayles or its affiliates. See Note (*) above.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Loomis Sayles Securitized Asset Fund Institutional Class	none	none	none	none

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 230% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in a diversified portfolio of securitized assets, such as mortgage-backed and other asset-backed securities. Although under normal circumstances the Fund's investments are expected to consist primarily of mortgage-backed and other asset-backed securities similar to those in the Barclays U.S. Securitized Bond Index (the "Index"), the Fund may invest in any type of asset-backed security. In addition to residential and commercial asset-backed securities, the Fund may invest in asset-backed securities related to automobiles, credit cards, home equity loans, manufactured housing, utilities, and other miscellaneous asset-backed securities. The Fund may only buy securities that are rated investment-grade at the time of purchase by at least one of the three major rating agencies (Moody's Investors Service, Inc. ("Moody's"), Fitch Investor Services, Inc. ("Fitch") or Standard & Poor's Ratings Group ("S&P")) or, if unrated, are determined by Loomis Sayles to be of comparable quality. It is expected that a majority of the Fund's securities will be rated AAA or Aaa by at least one of the rating agencies at the time of purchase. The Fund may continue to hold securities that are downgraded in credit rating subsequent to their purchase if Loomis Sayles believes it would be advantageous to do so.

The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts (including on a "to be announced" basis) or by using investment techniques such as buybacks and dollar rolls.

Loomis Sayles uses a bottom-up, fundamental research process to select individual securities for the Fund. The decision to buy or sell a particular security is largely driven by Loomis Sayles' view of the fundamentals of the issue compared to the prevailing market valuation, which may be higher (suggesting a potential sell decision) or lower (suggesting a potential buy decision). Loomis Sayles also may seek to construct a portfolio with risk characteristics similar, but not identical to, certain of the securities in the Index. Examples of typical risk characteristics that Loomis Sayles might consider include average life, credit quality, effective duration, yield curve exposure and sector exposure. The portfolio will not necessarily exhibit similarities with the Index for some or all risk characteristics. It is currently anticipated that the Fund's effective duration will be within +/- 1 year of the effective duration of the Index.

In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer, current interest rates, current valuations, Loomis Sayles' expectations regarding future changes in interest rates and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return of those investments.

The Fund's investments may also include, among other things, the following: fixed and floating-rate instruments, mortgage pass-through securities issued or guaranteed by agencies or instrumentalities of the U.S. Government, collateralized mortgage obligations, commercial mortgage-backed securities, mortgage-related asset-backed securities, other collateralized asset-backed securities, U.S. government securities, corporate debt securities, zero-coupon securities, step coupon securities, commercial paper, structured notes, other mortgage-related securities (including adjustable rate mortgage securities, stripped mortgage-backed securities and mortgage dollar rolls), when-issued securities and repurchase agreements. The Fund may also invest in options, futures, swaps (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security).

The Fund may also engage in active and frequent trading of securities. Frequent trading may produce a high level of taxable gains, as well as increased trading costs, which may lower the Fund's return.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Credit Risk is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivatives or other transaction will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund's investments will fall as a result of changes in exchange rates.

Derivatives Risk is the risk that the value of the Fund's derivative investments such as structured notes, options and futures transactions and swap transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund's derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund. This risk is greater for swaps and other over-the-counter traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit risk, counterparty risk, interest rate risk and market risk. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Inflation/Deflation Risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time - the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

Interest Rate Risk is the risk that the value of the Fund's investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon securities and securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Leverage Risk is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index, market or asset price movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures are derivatives and may be subject to this type of risk.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk is the risk that Loomis Sayles' investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Risk/Return Bar Chart and Table

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and life-of-fund periods compared to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

Total Returns for Institutional Class Shares

The Fund's best quarter was 8.33%, (third quarter of 2009), and the Fund's worst quarter was -6.12%, (fourth quarter of 2008).
Average Annual Total Returns for the periods ended December 31, 2012
Average Annual Total Returns Loomis Sayles Securitized Asset Fund	One Year	Five Years	Life-of-Fund	Inception Date
Institutional Class	8.53%	8.52%	7.68%	Mar 2, 2006
Institutional Class Return After Taxes on Distributions	6.43%	6.31%	5.58%	Mar 2, 2006
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	5.73%	6.01%	5.35%	Mar 2, 2006
Barclays U.S. Securitized Bond Index	3.01%	5.62%	5.80%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. Index performance reflects no deduction for fees, expenses or taxes.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS I
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Loomis Sayles Securitized Asset Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	loomis sayles securitized asset fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is to seek a high level of current income consistent with capital preservation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES & EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.*

*	The table shows net fees and expenses of the Fund as 0%, reflecting the fact that the Fund does not pay any advisory, administration or distribution and service fees, and that Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has agreed to pay certain expenses of the Fund. You should be aware, however, that shares of the Fund are available only to institutional investment advisory clients of Loomis Sayles and NGAM Advisors, L.P. ("NGAM Advisors") and to participants in certain approved "wrap fee" programs sponsored by broker-dealers and investment advisers that may be affiliated or unaffiliated with the Fund, Loomis Sayles or NGAM Advisors. The institutional investment advisory clients of Loomis Sayles and NGAM Advisors pay Loomis Sayles or NGAM Advisors a fee for their investment advisory services, while participants in "wrap fee" programs pay a "wrap" fee to the program's sponsor. The "wrap fee" program sponsors in turn pay fees to NGAM Advisors. "Wrap fee" program participants should read carefully the wrap fee brochure provided to them by their program's sponsor. The brochure is required to include information about the fees charged by the "wrap fee" program sponsor and the fees paid by such sponsor to NGAM Advisors. Investors pay no additional fees or expenses to purchase shares of the Fund. Investors will, however, indirectly pay a proportionate share of those costs, such as brokerage commissions, taxes and extraordinary expenses that are borne by the Fund through a reduction in their net asset value. See the section "Management" in the Statutory Prospectus.

The Fund does not impose a sales charge, a redemption fee or an exchange fee.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 230% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	230.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in a diversified portfolio of securitized assets, such as mortgage-backed and other asset-backed securities. Although under normal circumstances the Fund's investments are expected to consist primarily of mortgage-backed and other asset-backed securities similar to those in the Barclays U.S. Securitized Bond Index (the "Index"), the Fund may invest in any type of asset-backed security. In addition to residential and commercial asset-backed securities, the Fund may invest in asset-backed securities related to automobiles, credit cards, home equity loans, manufactured housing, utilities, and other miscellaneous asset-backed securities. The Fund may only buy securities that are rated investment-grade at the time of purchase by at least one of the three major rating agencies (Moody's Investors Service, Inc. ("Moody's"), Fitch Investor Services, Inc. ("Fitch") or Standard & Poor's Ratings Group ("S&P")) or, if unrated, are determined by Loomis Sayles to be of comparable quality. It is expected that a majority of the Fund's securities will be rated AAA or Aaa by at least one of the rating agencies at the time of purchase. The Fund may continue to hold securities that are downgraded in credit rating subsequent to their purchase if Loomis Sayles believes it would be advantageous to do so.

The Fund may, without limitation, seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts (including on a "to be announced" basis) or by using investment techniques such as buybacks and dollar rolls.

Loomis Sayles uses a bottom-up, fundamental research process to select individual securities for the Fund. The decision to buy or sell a particular security is largely driven by Loomis Sayles' view of the fundamentals of the issue compared to the prevailing market valuation, which may be higher (suggesting a potential sell decision) or lower (suggesting a potential buy decision). Loomis Sayles also may seek to construct a portfolio with risk characteristics similar, but not identical to, certain of the securities in the Index. Examples of typical risk characteristics that Loomis Sayles might consider include average life, credit quality, effective duration, yield curve exposure and sector exposure. The portfolio will not necessarily exhibit similarities with the Index for some or all risk characteristics. It is currently anticipated that the Fund's effective duration will be within +/- 1 year of the effective duration of the Index.

In deciding which securities to buy and sell, Loomis Sayles will consider, among other things, the financial strength of the issuer, current interest rates, current valuations, Loomis Sayles' expectations regarding future changes in interest rates and comparisons of the level of risk associated with particular investments with Loomis Sayles' expectations concerning the potential return of those investments.

The Fund's investments may also include, among other things, the following: fixed and floating-rate instruments, mortgage pass-through securities issued or guaranteed by agencies or instrumentalities of the U.S. Government, collateralized mortgage obligations, commercial mortgage-backed securities, mortgage-related asset-backed securities, other collateralized asset-backed securities, U.S. government securities, corporate debt securities, zero-coupon securities, step coupon securities, commercial paper, structured notes, other mortgage-related securities (including adjustable rate mortgage securities, stripped mortgage-backed securities and mortgage dollar rolls), when-issued securities and repurchase agreements. The Fund may also invest in options, futures, swaps (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security).

The Fund may also engage in active and frequent trading of securities. Frequent trading may produce a high level of taxable gains, as well as increased trading costs, which may lower the Fund's return.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Credit Risk is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivatives or other transaction will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund's investments will fall as a result of changes in exchange rates.

Derivatives Risk is the risk that the value of the Fund's derivative investments such as structured notes, options and futures transactions and swap transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund's derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund. This risk is greater for swaps and other over-the-counter traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit risk, counterparty risk, interest rate risk and market risk. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Inflation/Deflation Risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time - the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

Interest Rate Risk is the risk that the value of the Fund's investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon securities and securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Leverage Risk is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index, market or asset price movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures are derivatives and may be subject to this type of risk.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk is the risk that Loomis Sayles' investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and life-of-fund periods compared to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year and life-of-fund periods compared to those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-633-3330
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.loomissayles.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best quarter was 8.33%, (third quarter of 2009), and the Fund's worst quarter was -6.12%, (fourth quarter of 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. Index performance reflects no deduction for fees, expenses or taxes.

Loomis Sayles Securitized Asset Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.21%	[1]
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.28%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.28%
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	none
1 year	rr_ExpenseExampleYear01	none
3 years	rr_ExpenseExampleYear03	none
5 years	rr_ExpenseExampleYear05	none
10 years	rr_ExpenseExampleYear10	none
2007	rr_AnnualReturn2007	5.06%
2008	rr_AnnualReturn2008	(7.07%)
2009	rr_AnnualReturn2009	24.30%
2010	rr_AnnualReturn2010	12.51%
2011	rr_AnnualReturn2011	6.72%
2012	rr_AnnualReturn2012	8.53%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.12%)
One Year	rr_AverageAnnualReturnYear01	8.53%
Five Years	rr_AverageAnnualReturnYear05	8.52%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	7.68%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2006
Loomis Sayles Securitized Asset Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.43%
Five Years	rr_AverageAnnualReturnYear05	6.31%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	5.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2006
Loomis Sayles Securitized Asset Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.73%
Five Years	rr_AverageAnnualReturnYear05	6.01%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	5.35%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 2, 2006
Loomis Sayles Securitized Asset Fund | Barclays U.S. Securitized Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.01%
Five Years	rr_AverageAnnualReturnYear05	5.62%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	5.80%

[1]	The amount under Management Fees reflects the approximate amount that would be required to compensate Loomis Sayles for providing investment advisory services to the Fund (not the advisory fees charged for the entire "wrap fee" program or for the investor's separate account with Loomis Sayles), and the amount under Other Expenses reflects the amount of operating expenses of the Fund which are paid for by Loomis Sayles or its affiliates. See Note (*) above.

Loomis Sayles Global Bond Fund
loomis sayles global bond fund
INVESTMENT OBJECTIVE
The Fund's investment objective is high total investment return through a combination of high current income and capital appreciation.
FUND FEES & EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not impose a sales charge, a redemption fee or an exchange fee.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Loomis Sayles Global Bond Fund		Institutional Class	Retail Class	Class N
Management fees		0.54%	0.54%	0.54%
Distribution and/or service (12b-1) fees		none	0.25%	none
Other expenses		0.18%	0.18%	0.08%	[1]
Total annual fund operating expenses		0.72%	0.97%	0.62%
Fee waiver and/or expense reimbursement	[2]	none	none	none
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.72%	0.97%	0.62%
[1]	Other expenses for Class N shares are based on estimated amounts for the current fiscal year.
[2]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.75%, 1.00% and 0.70% of the Fund's average daily net assets for Institutional Class shares, Retail Class shares and Class N shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2014 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 0.75%, 1.00% and 0.70% of the Fund's average daily net assets for Institutional Class shares, Retail Class shares and Class N shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Loomis Sayles Global Bond Fund (USD $)	1 year	3 years	5 years	10 years
Institutional Class	74	230	401	894
Retail Class	99	309	536	1,190
Class N	63	199	346	774

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 102% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund will normally invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities (for example, bonds and other investments that Loomis Sayles believes have similar economic characteristics, such as notes, debentures and loans). The Fund invests primarily in investment-grade fixed-income securities worldwide, although it may invest up to 20% of its assets in below investment-grade fixed-income securities (commonly known as "junk bonds"). Below investment-grade fixed-income securities are rated below investment-grade quality ( i.e. , none of the three major rating agencies (Moody's Investors Service, Inc., Fitch Investor Services, Inc. or Standard & Poor's Ratings Group) have rated the securities in one of their respective top four rating categories). The Fund's fixed-income securities investments may include unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase. Securities held by the Fund may be denominated in any currency and may be issued by issuers located in countries with emerging securities markets. The Fund may invest in fixed-income securities of any maturity. The Fund may also invest in foreign currencies and may engage in other foreign currency transactions for investment or hedging purposes.

In deciding which securities to buy and sell, Loomis Sayles may consider a number of factors related to the bond issue and the current bond market, for example, the stability and volatility of a country's bond markets, the financial strength of the issuer, current interest rates, current valuations, Loomis Sayles' expectations regarding general trends in interest rates and currency considerations. Loomis Sayles will also consider how purchasing or selling a bond would impact the overall portfolio's risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles' credit research team provides deep fundamental and quantitative analysis as well as ratings on over 1,000 issuers worldwide. The broad coverage combined with the objective to identify attractive investment opportunities makes this an important component of the investment approach. Second, Loomis Sayles analyzes political, economic, and other fundamental factors and combines this analysis with a comparison of the yield spreads of various fixed-income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk. Third, if a security that is believed to be attractive is denominated in a foreign currency, Loomis Sayles analyzes whether to accept or to hedge the currency risk.

The fixed-income securities in which the Fund may invest include, among other things, corporate bonds and other debt securities, U.S. government securities, commercial paper, zero-coupon securities, mortgage-related securities (including senior and junior loans, mortgage dollar rolls and collateralized mortgage obligations) and other asset-backed securities, when-issued securities, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), structured notes, repurchase agreements and convertible securities. The Fund may also engage in options and futures transactions, swap transactions (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security).

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Below Investment-Grade Fixed-Income Securities Risk is the risk that the Fund's investments in below investment-grade fixed-income securities may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.

Credit Risk is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivatives or other transaction will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund's investments will fall as a result of changes in exchange rates. The Fund may, but is not required to, hedge its exposure to foreign currencies (including "cross hedging" between two or more foreign currencies) and may invest in foreign currencies as an asset class. Loomis Sayles may elect not to hedge currency risk or may hedge imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk is the risk that the value of the Fund's derivative investments such as forward currency contracts, structured notes, options and futures transactions and swap transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund's derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund. This risk is greater for forward currency contracts, swaps and other over-the-counter traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit risk, counterparty risk, interest rate risk and market risk. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedgding. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used.

Emerging Markets Risk is the risk that the Fund's investments may face greater foreign securities risk. Investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Foreign Securities Risk is the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, economic, environmental, credit, informational or currency changes or other issues relating to foreign investing generally. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. The Fund's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the yield on those securities.

Inflation/Deflation Risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time - the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

Interest Rate Risk is the risk that the value of the Fund's investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon securities and securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Leverage Risk is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index, market or asset price movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk is the risk that Loomis Sayles' investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Risk/Return Bar Chart and Table

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

Total Returns for Institutional Class Shares

The Fund's best quarter was 13.17%, (second quarter of 2009), and the Fund's worst quarter was -8.53%, (third quarter of 2008).
Average Annual Total Returns for the periods ended December 31, 2012
Average Annual Total Returns Loomis Sayles Global Bond Fund	One Year	Five Years	Ten Years	Life-of-Fund	Inception Date
Institutional Class	8.04%	6.33%	7.35%	8.00%	May 10, 1991
Institutional Class Return After Taxes on Distributions	7.02%	4.68%	5.80%	6.09%	May 10, 1991
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	5.20%	4.42%	5.45%	5.84%	May 10, 1991
Retail Class	7.81%	6.02%	7.04%	7.79%	May 10, 1991
Class N	8.04%	6.33%	7.35%	8.00%	May 10, 1991
Barclays Global Aggregate Bond Index	4.32%	5.44%	5.98%	6.77%

Total returns shown for the Fund reflect the results of the Loomis Sayles Global Bond Fund, a series of Loomis Sayles Funds II (the "Predecessor Fund") whose assets and liabilities were reorganized into the Fund, a series of Loomis Sayles Funds I, on September 12, 2003. Prior to the inception of Retail Class shares (December 31, 1996) of the Predecessor Fund, performance is that of Institutional Class shares of the Predecessor Fund, restated to reflect the higher net expenses of Retail Class shares of the Predecessor Fund. Because the Fund did not have Class N shares outstanding during the periods shown, performance is that of the Institutional Class shares of the Fund. Class N shares would have had substantially similar returns because they would have been invested in the same portfolio of securities as Institutional Class shares and would only differ to the extent the classes did not have the same expenses. The Class N returns may be higher than the returns of Institutional Class shares because Institutional Class shares are subject to higher expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS I
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Loomis Sayles Global Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	loomis sayles global bond fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is high total investment return through a combination of high current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES & EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not impose a sales charge, a redemption fee or an exchange fee.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 102% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	102.00%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Class N shares are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities (for example, bonds and other investments that Loomis Sayles believes have similar economic characteristics, such as notes, debentures and loans). The Fund invests primarily in investment-grade fixed-income securities worldwide, although it may invest up to 20% of its assets in below investment-grade fixed-income securities (commonly known as "junk bonds"). Below investment-grade fixed-income securities are rated below investment-grade quality ( i.e. , none of the three major rating agencies (Moody's Investors Service, Inc., Fitch Investor Services, Inc. or Standard & Poor's Ratings Group) have rated the securities in one of their respective top four rating categories). The Fund's fixed-income securities investments may include unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase. Securities held by the Fund may be denominated in any currency and may be issued by issuers located in countries with emerging securities markets. The Fund may invest in fixed-income securities of any maturity. The Fund may also invest in foreign currencies and may engage in other foreign currency transactions for investment or hedging purposes.

In deciding which securities to buy and sell, Loomis Sayles may consider a number of factors related to the bond issue and the current bond market, for example, the stability and volatility of a country's bond markets, the financial strength of the issuer, current interest rates, current valuations, Loomis Sayles' expectations regarding general trends in interest rates and currency considerations. Loomis Sayles will also consider how purchasing or selling a bond would impact the overall portfolio's risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles' credit research team provides deep fundamental and quantitative analysis as well as ratings on over 1,000 issuers worldwide. The broad coverage combined with the objective to identify attractive investment opportunities makes this an important component of the investment approach. Second, Loomis Sayles analyzes political, economic, and other fundamental factors and combines this analysis with a comparison of the yield spreads of various fixed-income securities in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk. Third, if a security that is believed to be attractive is denominated in a foreign currency, Loomis Sayles analyzes whether to accept or to hedge the currency risk.

The fixed-income securities in which the Fund may invest include, among other things, corporate bonds and other debt securities, U.S. government securities, commercial paper, zero-coupon securities, mortgage-related securities (including senior and junior loans, mortgage dollar rolls and collateralized mortgage obligations) and other asset-backed securities, when-issued securities, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), structured notes, repurchase agreements and convertible securities. The Fund may also engage in options and futures transactions, swap transactions (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Below Investment-Grade Fixed-Income Securities Risk is the risk that the Fund's investments in below investment-grade fixed-income securities may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.

Credit Risk is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivatives or other transaction will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund's investments will fall as a result of changes in exchange rates. The Fund may, but is not required to, hedge its exposure to foreign currencies (including "cross hedging" between two or more foreign currencies) and may invest in foreign currencies as an asset class. Loomis Sayles may elect not to hedge currency risk or may hedge imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk is the risk that the value of the Fund's derivative investments such as forward currency contracts, structured notes, options and futures transactions and swap transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund's derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund. This risk is greater for forward currency contracts, swaps and other over-the-counter traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit risk, counterparty risk, interest rate risk and market risk. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedgding. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used.

Emerging Markets Risk is the risk that the Fund's investments may face greater foreign securities risk. Investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Foreign Securities Risk is the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, economic, environmental, credit, informational or currency changes or other issues relating to foreign investing generally. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. The Fund's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the yield on those securities.

Inflation/Deflation Risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time - the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

Interest Rate Risk is the risk that the value of the Fund's investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon securities and securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Leverage Risk is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index, market or asset price movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk is the risk that Loomis Sayles' investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-633-3330
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.loomissayles.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best quarter was 13.17%, (second quarter of 2009), and the Fund's worst quarter was -8.53%, (third quarter of 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the other classes of the Fund will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Total returns shown for the Fund reflect the results of the Loomis Sayles Global Bond Fund, a series of Loomis Sayles Funds II (the "Predecessor Fund") whose assets and liabilities were reorganized into the Fund, a series of Loomis Sayles Funds I, on September 12, 2003. Prior to the inception of Retail Class shares (December 31, 1996) of the Predecessor Fund, performance is that of Institutional Class shares of the Predecessor Fund, restated to reflect the higher net expenses of Retail Class shares of the Predecessor Fund. Because the Fund did not have Class N shares outstanding during the periods shown, performance is that of the Institutional Class shares of the Fund. Class N shares would have had substantially similar returns because they would have been invested in the same portfolio of securities as Institutional Class shares and would only differ to the extent the classes did not have the same expenses. The Class N returns may be higher than the returns of Institutional Class shares because Institutional Class shares are subject to higher expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Loomis Sayles Global Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.72%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.72%
1 year	rr_ExpenseExampleYear01	74
3 years	rr_ExpenseExampleYear03	230
5 years	rr_ExpenseExampleYear05	401
10 years	rr_ExpenseExampleYear10	894
2003	rr_AnnualReturn2003	21.25%
2004	rr_AnnualReturn2004	9.80%
2005	rr_AnnualReturn2005	(4.34%)
2006	rr_AnnualReturn2006	8.24%
2007	rr_AnnualReturn2007	8.44%
2008	rr_AnnualReturn2008	(8.56%)
2009	rr_AnnualReturn2009	22.75%
2010	rr_AnnualReturn2010	8.00%
2011	rr_AnnualReturn2011	3.78%
2012	rr_AnnualReturn2012	8.04%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.17%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.53%)
One Year	rr_AverageAnnualReturnYear01	8.04%
Five Years	rr_AverageAnnualReturnYear05	6.33%
Ten Years	rr_AverageAnnualReturnYear10	7.35%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	8.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 10, 1991
Loomis Sayles Global Bond Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.18%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.97%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.97%
1 year	rr_ExpenseExampleYear01	99
3 years	rr_ExpenseExampleYear03	309
5 years	rr_ExpenseExampleYear05	536
10 years	rr_ExpenseExampleYear10	1,190
One Year	rr_AverageAnnualReturnYear01	7.81%
Five Years	rr_AverageAnnualReturnYear05	6.02%
Ten Years	rr_AverageAnnualReturnYear10	7.04%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	7.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 10, 1991
Loomis Sayles Global Bond Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.54%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.08%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.62%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.62%
1 year	rr_ExpenseExampleYear01	63
3 years	rr_ExpenseExampleYear03	199
5 years	rr_ExpenseExampleYear05	346
10 years	rr_ExpenseExampleYear10	774
One Year	rr_AverageAnnualReturnYear01	8.04%
Five Years	rr_AverageAnnualReturnYear05	6.33%
Ten Years	rr_AverageAnnualReturnYear10	7.35%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	8.00%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 10, 1991
Loomis Sayles Global Bond Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	7.02%
Five Years	rr_AverageAnnualReturnYear05	4.68%
Ten Years	rr_AverageAnnualReturnYear10	5.80%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	6.09%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 10, 1991
Loomis Sayles Global Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.20%
Five Years	rr_AverageAnnualReturnYear05	4.42%
Ten Years	rr_AverageAnnualReturnYear10	5.45%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	5.84%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 10, 1991
Loomis Sayles Global Bond Fund | Barclays Global Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.32%
Five Years	rr_AverageAnnualReturnYear05	5.44%
Ten Years	rr_AverageAnnualReturnYear10	5.98%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	6.77%

[1]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.75%, 1.00% and 0.70% of the Fund's average daily net assets for Institutional Class shares, Retail Class shares and Class N shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2014 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 0.75%, 1.00% and 0.70% of the Fund's average daily net assets for Institutional Class shares, Retail Class shares and Class N shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
[2]	Other expenses for Class N shares are based on estimated amounts for the current fiscal year.

Loomis Sayles Fixed Income Fund
loomis sayles fixed income fund
INVESTMENT OBJECTIVE
The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.
FUND FEES & EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not impose a sales charge, a redemption fee or an exchange fee.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Loomis Sayles Fixed Income Fund Institutional Class
Management fees		0.50%
Distribution and/or service (12b-1) fees		none
Other expenses		0.07%
Total annual fund operating expenses		0.57%
Fee waiver and/or expense reimbursement	[1]	none
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.57%
[1]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.65% of the Fund's average daily net assets, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2014 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 0.65% of the Fund's average daily net assets. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 year	3 years	5 years	10 years
Loomis Sayles Fixed Income Fund Institutional Class	58	183	318	714

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities. The Fund may invest up to 35% of its assets in below investment-grade fixed-income securities (commonly known as "junk bonds") and up to 20% of its assets in equity securities, such as common stocks and preferred stocks (with up to 10% of its assets in common stocks). Below investment-grade fixed-income securities are rated below investment-grade quality ( i.e. , none of the three major ratings agencies (Moody's Investors Service, Inc., Fitch Investor Services, Inc. or Standard & Poor's Ratings Group) have rated the securities in one of their respective top four ratings categories). The Fund's fixed-income securities investments may include unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase. The Fund may invest in fixed-income securities of any maturity.

In deciding which securities to buy and sell, Loomis Sayles may consider a number of factors related to the bond issue and the current bond market, including, for example, the stability and volatility of a country's bond markets, the financial strength of the issuer, current interest rates, current valuations, Loomis Sayles' expectations regarding general trends in interest rates and currency considerations. Loomis Sayles will also consider how purchasing or selling a bond would impact the overall portfolio's risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles' credit research team provides deep fundamental and quantitative analysis as well as ratings on over 1,000 issuers worldwide. The broad coverage combined with the objective of identifying attractive investment opportunities makes this an important component of the investment approach. Second, the Fund may invest significantly in securities the prices of which Loomis Sayles believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates. These securities may not have a direct correlation with changes in interest rates, thus helping to manage interest rate risk and to offer diversified sources for return. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed-income securities (U.S. governments, investment-grade corporates, securitized assets, high-yield corporates, emerging markets, non-U.S. sovereigns and credits, convertibles, bank loans and municipals) in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk.

In deciding which equity securities to buy and sell, Loomis Sayles intends to emphasize dividend-paying stocks issued by companies with strong fundamentals and relatively limited anticipated volatility to supplement its fixed-income holdings. These securities will be selected with the same bottom-up investment process that is the foundation of the Fund's overall strategy.

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging market securities. The Fund may invest without limit in obligations of supranational entities ( e.g., the World Bank).

The fixed-income securities in which the Fund may invest include, among other things, corporate bonds and other debt securities (including junior and senior bonds), U.S. government securities, commercial paper, zero-coupon securities, mortgage-backed securities, stripped mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities, including mortgage dollar rolls, when-issued securities, real estate investment trusts ("REITs"), securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), repurchase agreements and convertible securities. The Fund may also engage in options and futures transactions, foreign currency transactions, swap transactions (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security).

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Below Investment-Grade Fixed-Income Securities Risk is the risk that the Fund's investments in below investment-grade fixed-income securities may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.

Credit Risk is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivatives or other transaction will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund's investments will fall as a result of changes in exchange rates. Loomis Sayles may elect not to hedge currency risk or may hedge imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk is the risk that the value of the Fund's derivative investments, such as forward currency contracts, options and futures transactions and swap transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund's derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund. This risk is greater for forward currency contracts, swaps and other over-the-counter traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit risk, counterparty risk, interest rate risk and market risk. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used.

Emerging Markets Risk is the risk that the Fund's investments may face greater foreign securities risk. Investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Foreign Securities Risk is the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, economic, environmental, credit, informational or currency changes or other issues relating to foreign investing generally. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. The Fund's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the yield on those securities.

Inflation/Deflation Risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time - the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

Interest Rate Risk is the risk that the value of the Fund's investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon securities and securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Leverage Risk is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index, market or asset price movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk is the risk that Loomis Sayles' investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

REITs Risk is the risk that the value of the Fund's investments in REITs will fall as a result of changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Risk/Return Bar Chart and Table

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

Total Returns for Institutional Class Shares

The Fund's best quarter was 15.08%, (second quarter of 2009), and the Fund's worst quarter was -10.46%, (third quarter of 2008).
Average Annual Total Returns for the periods ended December 31, 2012
Average Annual Total Returns Loomis Sayles Fixed Income Fund	One Year	Five Years	Ten Years	Life-of-Fund		Inception Date
Institutional Class	15.65%	8.67%	10.78%	10.24%	[1]	Jan 17, 1995
Institutional Class Return After Taxes on Distributions	13.59%	6.21%	8.11%	7.31%	[1]	Jan 17, 1995
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	10.29%	5.95%	7.78%	7.11%	[1]	Jan 17, 1995
Barclays U.S. Government/Credit Bond Index	4.82%	6.06%	5.25%	6.71%	[1]
[1]	The Fund was registered under the Investment Company Act of 1940 (the "1940 Act") and commenced operations on January 17, 1995. The Fund's shares were registered under the Securities Act on March 7, 1997.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. Index performance reflects no deduction for fees, expenses or taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS I
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Loomis Sayles Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	loomis sayles fixed income fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES & EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not impose a sales charge, a redemption fee or an exchange fee.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 17% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities. The Fund may invest up to 35% of its assets in below investment-grade fixed-income securities (commonly known as "junk bonds") and up to 20% of its assets in equity securities, such as common stocks and preferred stocks (with up to 10% of its assets in common stocks). Below investment-grade fixed-income securities are rated below investment-grade quality ( i.e. , none of the three major ratings agencies (Moody's Investors Service, Inc., Fitch Investor Services, Inc. or Standard & Poor's Ratings Group) have rated the securities in one of their respective top four ratings categories). The Fund's fixed-income securities investments may include unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase. The Fund may invest in fixed-income securities of any maturity.

In deciding which securities to buy and sell, Loomis Sayles may consider a number of factors related to the bond issue and the current bond market, including, for example, the stability and volatility of a country's bond markets, the financial strength of the issuer, current interest rates, current valuations, Loomis Sayles' expectations regarding general trends in interest rates and currency considerations. Loomis Sayles will also consider how purchasing or selling a bond would impact the overall portfolio's risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles' credit research team provides deep fundamental and quantitative analysis as well as ratings on over 1,000 issuers worldwide. The broad coverage combined with the objective of identifying attractive investment opportunities makes this an important component of the investment approach. Second, the Fund may invest significantly in securities the prices of which Loomis Sayles believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates. These securities may not have a direct correlation with changes in interest rates, thus helping to manage interest rate risk and to offer diversified sources for return. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed-income securities (U.S. governments, investment-grade corporates, securitized assets, high-yield corporates, emerging markets, non-U.S. sovereigns and credits, convertibles, bank loans and municipals) in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk.

In deciding which equity securities to buy and sell, Loomis Sayles intends to emphasize dividend-paying stocks issued by companies with strong fundamentals and relatively limited anticipated volatility to supplement its fixed-income holdings. These securities will be selected with the same bottom-up investment process that is the foundation of the Fund's overall strategy.

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging market securities. The Fund may invest without limit in obligations of supranational entities ( e.g., the World Bank).

The fixed-income securities in which the Fund may invest include, among other things, corporate bonds and other debt securities (including junior and senior bonds), U.S. government securities, commercial paper, zero-coupon securities, mortgage-backed securities, stripped mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities, including mortgage dollar rolls, when-issued securities, real estate investment trusts ("REITs"), securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), repurchase agreements and convertible securities. The Fund may also engage in options and futures transactions, foreign currency transactions, swap transactions (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security).

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Below Investment-Grade Fixed-Income Securities Risk is the risk that the Fund's investments in below investment-grade fixed-income securities may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.

Credit Risk is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivatives or other transaction will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund's investments will fall as a result of changes in exchange rates. Loomis Sayles may elect not to hedge currency risk or may hedge imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk is the risk that the value of the Fund's derivative investments, such as forward currency contracts, options and futures transactions and swap transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund's derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund. This risk is greater for forward currency contracts, swaps and other over-the-counter traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit risk, counterparty risk, interest rate risk and market risk. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used.

Emerging Markets Risk is the risk that the Fund's investments may face greater foreign securities risk. Investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Foreign Securities Risk is the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, economic, environmental, credit, informational or currency changes or other issues relating to foreign investing generally. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. The Fund's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the yield on those securities.

Inflation/Deflation Risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time - the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

Interest Rate Risk is the risk that the value of the Fund's investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon securities and securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Leverage Risk is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index, market or asset price movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk is the risk that Loomis Sayles' investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

REITs Risk is the risk that the value of the Fund's investments in REITs will fall as a result of changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-633-3330
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.loomissayles.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best quarter was 15.08%, (second quarter of 2009), and the Fund's worst quarter was -10.46%, (third quarter of 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. Index performance reflects no deduction for fees, expenses or taxes.

Loomis Sayles Fixed Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.57%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.57%
1 year	rr_ExpenseExampleYear01	58
3 years	rr_ExpenseExampleYear03	183
5 years	rr_ExpenseExampleYear05	318
10 years	rr_ExpenseExampleYear10	714
2003	rr_AnnualReturn2003	30.15%
2004	rr_AnnualReturn2004	12.22%
2005	rr_AnnualReturn2005	4.12%
2006	rr_AnnualReturn2006	10.66%
2007	rr_AnnualReturn2007	9.16%
2008	rr_AnnualReturn2008	(17.78%)
2009	rr_AnnualReturn2009	35.85%
2010	rr_AnnualReturn2010	12.90%
2011	rr_AnnualReturn2011	3.90%
2012	rr_AnnualReturn2012	15.65%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.46%)
One Year	rr_AverageAnnualReturnYear01	15.65%
Five Years	rr_AverageAnnualReturnYear05	8.67%
Ten Years	rr_AverageAnnualReturnYear10	10.78%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	10.24%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 17, 1995
Loomis Sayles Fixed Income Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	13.59%
Five Years	rr_AverageAnnualReturnYear05	6.21%
Ten Years	rr_AverageAnnualReturnYear10	8.11%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	7.31%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 17, 1995
Loomis Sayles Fixed Income Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.29%
Five Years	rr_AverageAnnualReturnYear05	5.95%
Ten Years	rr_AverageAnnualReturnYear10	7.78%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	7.11%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 17, 1995
Loomis Sayles Fixed Income Fund | Barclays U.S. Government/Credit Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.82%
Five Years	rr_AverageAnnualReturnYear05	6.06%
Ten Years	rr_AverageAnnualReturnYear10	5.25%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	6.71%	[2]

[1]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.65% of the Fund's average daily net assets, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2014 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 0.65% of the Fund's average daily net assets. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
[2]	The Fund was registered under the Investment Company Act of 1940 (the "1940 Act") and commenced operations on January 17, 1995. The Fund's shares were registered under the Securities Act on March 7, 1997.

Loomis Sayles Small Cap Value Fund
loomis sayles small cap value fund
INVESTMENT OBJECTIVE
The Fund's investment objective is long-term capital growth from investments in common stocks or other equity securities.
FUND FEES & EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not impose a sales charge, a redemption fee or an exchange fee.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Loomis Sayles Small Cap Value Fund		Institutional Class	Retail Class	Admin Class		Class N
Management fees		0.75%	0.75%	0.75%		0.75%
Distribution and/or service (12b-1) fees		none	0.25%	0.25%		none
Acquired fund fees and expenses		0.08%	0.08%	0.08%		0.08%
Fee/expense recovery	[1]	none	none	none		none
Remainder of other expenses		0.15%	0.22%	0.52%	[2]	0.08%	[3]
Total other expenses		0.15%	0.22%	0.52%		0.08%
Total annual fund operating expenses		0.98%	1.30%	1.60%		0.91%
Fee waiver and/or expense reimbursement	[1]	none	0.07%	0.12%		none
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.98%	1.23%	1.48%		0.91%
[1]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.90%, 1.15%, 1.40% and 0.85% of the Fund's average daily net assets for Institutional Class shares, Retail Class shares, Admin Class shares and Class N shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2014 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 0.90%, 1.15%,1.40% and 0.85% of the Fund's average daily net assets for Institutional Class shares, Retail Class shares, Admin Class shares and Class N shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
[2]	Other expenses include an administrative services fee of 0.25% for Admin Class shares.
[3]	Other expenses for Class N shares are based on estimated amounts for the current fiscal year.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. The example for the Institutional Class shares and Class N shares is based on Total Annual Fund Operating Expenses for all periods. The example for Retail Class shares and Admin Class shares is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Loomis Sayles Small Cap Value Fund (USD $)	1 year	3 years	5 years	10 years
Institutional Class	100	312	542	1,201
Retail Class	125	405	706	1,562
Admin Class	151	493	860	1,890
Class N	93	290	504	1,120

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities of "small-cap companies," including preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Currently, the Fund defines a small-cap company to be one whose market capitalization either falls within the capitalization range of the Russell 2000 Index, an index that tracks stocks of 2,000 of the smallest U.S. companies, or is $3 billion or less at the time of investment. The Fund may invest the rest of its assets in companies of any size, including large-capitalization companies.

In deciding which securities to buy and sell, Loomis Sayles seeks to identify securities of smaller companies that it believes are undervalued by the market. Loomis Sayles will consider, among other things, price-to-earnings, price-to-book and price-to-cash flow ratios. The Fund's investments may include companies that have suffered significant business problems but are believed by Loomis Sayles to have favorable prospects for recovery and companies that are not yet well-known to the investment community but are considered to have favorable fundamental prospects and attractive valuation. The portfolio managers analyze fundamental trends across the various industries in the sectors and use this information along with security valuation procedures to determine which stocks they believe are best positioned to outperform the industry or sector. In addition to considering the research analysts' sector-specific recommendations and other factors, the portfolio managers also employ quantitative analysis to evaluate the analysts' recommendations and construct the Fund's investment portfolio. Sell decisions are made when there is a deterioration in fundamentals, a stock reaches a target price or a more attractive opportunity is found.

The Fund may invest up to 20% of its assets in securities of foreign issuers, including emerging markets securities. The Fund may also invest in real estate investment trusts ("REITs"), securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"). and, to the extent permitted by the Investment Company Act of 1940, and the rules thereunder (the "1940 Act"), investment companies. The Fund may engage, for hedging and investment purposes, in foreign currency transactions, options and futures transactions.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Credit Risk is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivatives or other transaction will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund's investments will fall as a result of changes in exchange rates. Loomis Sayles may elect not to hedge currency risk or may hedge imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk is the risk that the value of the Fund's derivative investments such as forward currency contracts, options and futures transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund's derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund. This risk is greater for forward currency contracts and other over-the-counter traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit risk, counterparty risk, interest rate risk and market risk. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used.

Emerging Markets Risk is the risk that the Fund's investments may face greater foreign securities risk. Investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk is the risk that the value of a stock may decline for a number of reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services, or the equity markets generally. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks present the risk that their lower valuations fairly reflect their business prospects or that other investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims by owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Foreign Securities Risk is the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, economic, environmental, credit, informational or currency changes or other issues relating to foreign investing generally. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. The Fund's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the yield on those securities.

Investments in Other Investment Companies Risk is the risk that the Fund will indirectly bear the management service and other fees of the other investment company in addition to its own expenses.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Leverage Risk is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index, market or asset price movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk is the risk that Loomis Sayles' investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

REITs Risk is the risk that the value of the Fund's investments in REITs will fall as a result of changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small-Capitalization Companies Risk is the risk that the Fund's investments may be subject to more abrupt price movements, limited markets, increased volatility and less liquidity than investments in larger, more established companies, which could adversely affect the value of the portfolio.

Risk/Return Bar Chart and Table

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of two broad measures of market performance. The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an unmanaged index that consists of the 2,000 smallest companies in the Russell 3000 Index. This index shows how the Fund's returns compare to a commonly-used broad based index focused on small-cap securities. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

Total Returns for Institutional Class Shares

The Fund's best quarter was 19.42%, (third quarter of 2009), and the Fund's worst quarter was -23.69%, (fourth quarter of 2008).
Average Annual Total Returns for the periods ended December 31, 2012
Average Annual Total Returns Loomis Sayles Small Cap Value Fund	One Year	Five Years	Ten Years	Life-of-Fund	Inception Date
Institutional Class	16.34%	4.70%	10.37%	12.11%	May 13, 1991
Institutional Class Return After Taxes on Distributions	16.15%	4.61%	9.43%	10.16%	May 13, 1991
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	10.87%	4.03%	8.89%	9.82%	May 13, 1991
Retail Class	16.06%	4.43%	10.09%	11.90%	May 13, 1991
Admin Class	15.75%	4.17%	9.81%	11.57%	May 13, 1991
Class N	16.34%	4.70%	10.37%	12.11%	May 13, 1991
Russell 2000 Value Index	18.05%	3.55%	9.50%	11.12%
Russell 2000 Index	16.35%	3.56%	9.72%	9.10%

Total returns shown for the Fund reflect the results of the Loomis Sayles Small Cap Value Fund, a series of Loomis Sayles Funds II (the "Predecessor Fund") whose assets and liabilities were reorganized into the Fund, a series of Loomis Sayles Funds I, on September 12, 2003. For periods before the inception of Retail Class shares (December 31, 1996) and Admin Class shares (January 2, 1998) of the Predecessor Fund, the performance shown for those Classes is based on the returns of the Predecessor Fund's Institutional Class shares, adjusted to reflect the net expenses paid by Retail Class and Admin Class shares of the Predecessor Fund. Because the Fund did not have Class N shares outstanding during the periods shown, performance is that of the Institutional Class shares of the Fund. Class N shares would have had substantially similar returns because they would have been invested in the same portfolio of securities as Institutional Class shares and would only differ to the extent the classes did not have the same expenses. The Class N returns may be higher than the returns of Institutional Class shares because Institutional Class shares are subject to higher expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS I
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Loomis Sayles Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	loomis sayles small cap value fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is long-term capital growth from investments in common stocks or other equity securities.
Expense [Heading]	rr_ExpenseHeading	FUND FEES & EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not impose a sales charge, a redemption fee or an exchange fee.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 19% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. The example for the Institutional Class shares and Class N shares is based on Total Annual Fund Operating Expenses for all periods. The example for Retail Class shares and Admin Class shares is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund normally will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in the equity securities of "small-cap companies," including preferred stocks, warrants, securities convertible into common or preferred stocks and other equity-like interests in an entity. Currently, the Fund defines a small-cap company to be one whose market capitalization either falls within the capitalization range of the Russell 2000 Index, an index that tracks stocks of 2,000 of the smallest U.S. companies, or is $3 billion or less at the time of investment. The Fund may invest the rest of its assets in companies of any size, including large-capitalization companies.

In deciding which securities to buy and sell, Loomis Sayles seeks to identify securities of smaller companies that it believes are undervalued by the market. Loomis Sayles will consider, among other things, price-to-earnings, price-to-book and price-to-cash flow ratios. The Fund's investments may include companies that have suffered significant business problems but are believed by Loomis Sayles to have favorable prospects for recovery and companies that are not yet well-known to the investment community but are considered to have favorable fundamental prospects and attractive valuation. The portfolio managers analyze fundamental trends across the various industries in the sectors and use this information along with security valuation procedures to determine which stocks they believe are best positioned to outperform the industry or sector. In addition to considering the research analysts' sector-specific recommendations and other factors, the portfolio managers also employ quantitative analysis to evaluate the analysts' recommendations and construct the Fund's investment portfolio. Sell decisions are made when there is a deterioration in fundamentals, a stock reaches a target price or a more attractive opportunity is found.

The Fund may invest up to 20% of its assets in securities of foreign issuers, including emerging markets securities. The Fund may also invest in real estate investment trusts ("REITs"), securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"). and, to the extent permitted by the Investment Company Act of 1940, and the rules thereunder (the "1940 Act"), investment companies. The Fund may engage, for hedging and investment purposes, in foreign currency transactions, options and futures transactions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Credit Risk is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivatives or other transaction will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund's investments will fall as a result of changes in exchange rates. Loomis Sayles may elect not to hedge currency risk or may hedge imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk is the risk that the value of the Fund's derivative investments such as forward currency contracts, options and futures transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund's derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund. This risk is greater for forward currency contracts and other over-the-counter traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit risk, counterparty risk, interest rate risk and market risk. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used.

Emerging Markets Risk is the risk that the Fund's investments may face greater foreign securities risk. Investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Equity Securities Risk is the risk that the value of a stock may decline for a number of reasons that relate directly to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services, or the equity markets generally. Value stocks can perform differently from the market as a whole and from other types of stocks. Value stocks present the risk that their lower valuations fairly reflect their business prospects or that other investors will not agree that the stocks represent favorable investment opportunities, and they may fall out of favor with investors and underperform growth stocks during any given period. In the event an issuer is liquidated or declares bankruptcy, the claims by owners of the issuer's bonds generally take precedence over the claims of those who own preferred stock or common stock.

Foreign Securities Risk is the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, economic, environmental, credit, informational or currency changes or other issues relating to foreign investing generally. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. The Fund's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the yield on those securities.

Investments in Other Investment Companies Risk is the risk that the Fund will indirectly bear the management service and other fees of the other investment company in addition to its own expenses.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Leverage Risk is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index, market or asset price movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk is the risk that Loomis Sayles' investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

REITs Risk is the risk that the value of the Fund's investments in REITs will fall as a result of changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Small-Capitalization Companies Risk is the risk that the Fund's investments may be subject to more abrupt price movements, limited markets, increased volatility and less liquidity than investments in larger, more established companies, which could adversely affect the value of the portfolio.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of two broad measures of market performance. The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000 Index is an unmanaged index that consists of the 2,000 smallest companies in the Russell 3000 Index. This index shows how the Fund's returns compare to a commonly-used broad based index focused on small-cap securities. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of two broad measures of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-633-3330
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.loomissayles.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best quarter was 19.42%, (third quarter of 2009), and the Fund's worst quarter was -23.69%, (fourth quarter of 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for other classes of the Fund will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Total returns shown for the Fund reflect the results of the Loomis Sayles Small Cap Value Fund, a series of Loomis Sayles Funds II (the "Predecessor Fund") whose assets and liabilities were reorganized into the Fund, a series of Loomis Sayles Funds I, on September 12, 2003. For periods before the inception of Retail Class shares (December 31, 1996) and Admin Class shares (January 2, 1998) of the Predecessor Fund, the performance shown for those Classes is based on the returns of the Predecessor Fund's Institutional Class shares, adjusted to reflect the net expenses paid by Retail Class and Admin Class shares of the Predecessor Fund. Because the Fund did not have Class N shares outstanding during the periods shown, performance is that of the Institutional Class shares of the Fund. Class N shares would have had substantially similar returns because they would have been invested in the same portfolio of securities as Institutional Class shares and would only differ to the extent the classes did not have the same expenses. The Class N returns may be higher than the returns of Institutional Class shares because Institutional Class shares are subject to higher expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Loomis Sayles Small Cap Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Fee/expense recovery	rr_Component1OtherExpensesOverAssets	none	[1]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.15%
Total other expenses	rr_OtherExpensesOverAssets	0.15%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.98%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.98%
1 year	rr_ExpenseExampleYear01	100
3 years	rr_ExpenseExampleYear03	312
5 years	rr_ExpenseExampleYear05	542
10 years	rr_ExpenseExampleYear10	1,201
2003	rr_AnnualReturn2003	34.55%
2004	rr_AnnualReturn2004	21.83%
2005	rr_AnnualReturn2005	6.24%
2006	rr_AnnualReturn2006	18.31%
2007	rr_AnnualReturn2007	3.44%
2008	rr_AnnualReturn2008	(31.81%)
2009	rr_AnnualReturn2009	28.84%
2010	rr_AnnualReturn2010	25.07%
2011	rr_AnnualReturn2011	(1.57%)
2012	rr_AnnualReturn2012	16.34%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.42%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.69%)
One Year	rr_AverageAnnualReturnYear01	16.34%
Five Years	rr_AverageAnnualReturnYear05	4.70%
Ten Years	rr_AverageAnnualReturnYear10	10.37%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	12.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 1991
Loomis Sayles Small Cap Value Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Fee/expense recovery	rr_Component1OtherExpensesOverAssets	none	[1]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.22%
Total other expenses	rr_OtherExpensesOverAssets	0.22%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.30%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.07%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.23%
1 year	rr_ExpenseExampleYear01	125
3 years	rr_ExpenseExampleYear03	405
5 years	rr_ExpenseExampleYear05	706
10 years	rr_ExpenseExampleYear10	1,562
One Year	rr_AverageAnnualReturnYear01	16.06%
Five Years	rr_AverageAnnualReturnYear05	4.43%
Ten Years	rr_AverageAnnualReturnYear10	10.09%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	11.90%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 1991
Loomis Sayles Small Cap Value Fund | Admin Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Fee/expense recovery	rr_Component1OtherExpensesOverAssets	none	[1]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.52%	[2]
Total other expenses	rr_OtherExpensesOverAssets	0.52%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.60%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.12%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.48%
1 year	rr_ExpenseExampleYear01	151
3 years	rr_ExpenseExampleYear03	493
5 years	rr_ExpenseExampleYear05	860
10 years	rr_ExpenseExampleYear10	1,890
One Year	rr_AverageAnnualReturnYear01	15.75%
Five Years	rr_AverageAnnualReturnYear05	4.17%
Ten Years	rr_AverageAnnualReturnYear10	9.81%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	11.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 1991
Loomis Sayles Small Cap Value Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Fee/expense recovery	rr_Component1OtherExpensesOverAssets	none	[1]
Remainder of other expenses	rr_Component2OtherExpensesOverAssets	0.08%	[3]
Total other expenses	rr_OtherExpensesOverAssets	0.08%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.08%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.91%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.91%
1 year	rr_ExpenseExampleYear01	93
3 years	rr_ExpenseExampleYear03	290
5 years	rr_ExpenseExampleYear05	504
10 years	rr_ExpenseExampleYear10	1,120
One Year	rr_AverageAnnualReturnYear01	16.34%
Five Years	rr_AverageAnnualReturnYear05	4.70%
Ten Years	rr_AverageAnnualReturnYear10	10.37%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	12.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 1991
Loomis Sayles Small Cap Value Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.15%
Five Years	rr_AverageAnnualReturnYear05	4.61%
Ten Years	rr_AverageAnnualReturnYear10	9.43%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	10.16%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 1991
Loomis Sayles Small Cap Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	10.87%
Five Years	rr_AverageAnnualReturnYear05	4.03%
Ten Years	rr_AverageAnnualReturnYear10	8.89%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	9.82%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 13, 1991
Loomis Sayles Small Cap Value Fund | Russell 2000 Value Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	18.05%
Five Years	rr_AverageAnnualReturnYear05	3.55%
Ten Years	rr_AverageAnnualReturnYear10	9.50%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	11.12%
Loomis Sayles Small Cap Value Fund | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	16.35%
Five Years	rr_AverageAnnualReturnYear05	3.56%
Ten Years	rr_AverageAnnualReturnYear10	9.72%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	9.10%

[1]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.90%, 1.15%, 1.40% and 0.85% of the Fund's average daily net assets for Institutional Class shares, Retail Class shares, Admin Class shares and Class N shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2014 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 0.90%, 1.15%,1.40% and 0.85% of the Fund's average daily net assets for Institutional Class shares, Retail Class shares, Admin Class shares and Class N shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
[2]	Other expenses include an administrative services fee of 0.25% for Admin Class shares.
[3]	Other expenses for Class N shares are based on estimated amounts for the current fiscal year.

Loomis Sayles Intermediate Duration Bond Fund
loomis sayles intermediate duration bond fund
INVESTMENT OBJECTIVE
The Fund's investment objective is above-average total return through a combination of current income and capital appreciation.
FUND FEES & EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not impose a sales charge, a redemption fee or an exchange fee.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Loomis Sayles Intermediate Duration Bond Fund		Institutional Class	Retail Class
Management fees		0.25%	0.25%
Distribution and/or service (12b-1) fees		none	0.25%
Other expenses		0.26%	0.34%
Total annual fund operating expenses		0.51%	0.84%
Fee waiver and/or expense reimbursement	[1]	0.11%	0.19%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.40%	0.65%
[1]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.40% and 0.65% of the Fund's average daily net assets for Institutional Class shares and Retail Class shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2014 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 0.40% and 0.65% of the Fund's average daily net assets for Institutional Class shares and Retail Class shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Loomis Sayles Intermediate Duration Bond Fund (USD $)	1 year	3 years	5 years	10 years
Institutional Class	41	152	274	630
Retail Class	66	249	447	1,020

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 82% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities (for example, bonds and other investments that Loomis Sayles believes have similar economic characteristics, such as notes, debentures and loans). It is anticipated that the Fund's weighted average duration will generally be between two and five years.

The Fund will purchase only investment-grade fixed-income securities, which are those securities that are rated as such at the time of purchase by at least one of the three major ratings agencies (Moody's Investors Service, Inc., Fitch Investor Services, Inc. or Standard & Poor's Ratings Group) or, if unrated, are determined by Loomis Sayles to be of comparable quality. The Fund may continue to hold up to 10% of its net assets in securities that are downgraded to a rating below investment-grade subsequent to their purchase if Loomis Sayles believes it is appropriate to do so.

In deciding which securities to buy and sell, Loomis Sayles may consider a number of factors related to the bond issue and the current bond market, for example, the stability and volatility of a country's bond markets, the financial strength of the issuer, current interest rates, current valuations, Loomis Sayles' expectations regarding general trends in interest rates and currency considerations. Loomis Sayles will also consider how purchasing or selling a bond would impact the overall portfolio's risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles' credit research team provides deep fundamental and quantitative analysis as well as ratings on over 1,000 issuers worldwide. The broad coverage combined with the objective of identifying attractive investment opportunities makes this an important component of the investment approach. Second, the Fund may invest significantly in securities the prices of which Loomis Sayles believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates. These securities may not have a direct correlation with changes in interest rates, thus helping to manage interest rate risk and to offer diversified sources for return. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed-income securities (U.S. governments, investment-grade corporates, securitized assets, high-yield corporates, emerging markets, non-U.S. sovereigns and credits, convertibles, bank loans and municipals) in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk.

The Fund may invest any portion of its assets in U.S. dollar-denominated securities of Canadian issuers and up to 20% of its assets in other U.S. dollar-denominated foreign securities, including emerging market securities. The Fund may invest without limit in obligations of supranational entities ( e.g., the World Bank). The Fund may also invest in mortgage-related securities, including mortgage dollar rolls. The Fund may also engage in futures transactions, swaps (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security).

The fixed-income securities in which the Fund may invest include, among other things, corporate bond and other debt securities (including junior and senior bonds), U.S. government securities, zero-coupon securities, mortgage-backed securities and other asset-backed securities, real estate investment trusts ("REITs"), securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities") and convertible securities.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Credit Risk is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivatives or other transaction will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund's investments will fall as a result of changes in exchange rates.

Derivatives Risk is the risk that the value of the Fund's derivative investments such as futures transactions and swap transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund's derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund. This risk is greater for swaps and other over-the-counter traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit risk, counterparty risk, interest rate risk and market risk. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging.

Emerging Markets Risk is the risk that the Fund's investments may face greater foreign securities risk. Investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Foreign Securities Risk is the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, economic, environmental, credit, informational or currency changes or other issues relating to foreign investing generally. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. The Fund's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the yield on those securities.

Interest Rate Risk is the risk that the value of the Fund's investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon securities and securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Large Investor Risk is the risk associated with ownership of shares of the Fund that may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses.

Leverage Risk is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index, market or asset price movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures are derivatives and may be subject to this type of risk.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk is the risk that Loomis Sayles' investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

REITs Risk is the risk that the value of the Fund's investments in REITs will fall as a result of changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate. Many REITs are highly leveraged, increasing their risk.

Risk/Return Bar Chart and Table

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

Total Returns for Institutional Class Shares

The Fund's best quarter was 7.49%, (second quarter of 2009), and the Fund's worst quarter was -2.93%, (third quarter of 2008).
Average Annual Total Returns for the periods ended December 31, 2012
Average Annual Total Returns Loomis Sayles Intermediate Duration Bond Fund	One Year	Five Years	Ten Years	Life-of-Fund	Inception Date
Institutional Class	5.62%	6.84%	5.71%	5.79%	Jan 28, 1998
Institutional Class Return After Taxes on Distributions	4.19%	5.24%	4.01%	3.80%	Jan 28, 1998
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	3.75%	4.93%	3.89%	3.74%	Jan 28, 1998
Retail Class	5.25%	6.58%	5.41%	5.45%	Jan 28, 1998
Barclays U.S. Intermediate Government/Credit Bond Index	3.89%	5.18%	4.62%	5.54%

Prior to the inception of Retail Class shares (May 28, 2010), performance is that of Institutional Class shares, restated to reflect the higher net expenses of Retail Class shares. The Fund revised its investment strategies on May 28, 2010; performance may have been different had the current investment strategies been in place for all periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS I
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Loomis Sayles Intermediate Duration Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	loomis sayles intermediate duration bond fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is above-average total return through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES & EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not impose a sales charge, a redemption fee or an exchange fee.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 82% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	82.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities (for example, bonds and other investments that Loomis Sayles believes have similar economic characteristics, such as notes, debentures and loans). It is anticipated that the Fund's weighted average duration will generally be between two and five years.

The Fund will purchase only investment-grade fixed-income securities, which are those securities that are rated as such at the time of purchase by at least one of the three major ratings agencies (Moody's Investors Service, Inc., Fitch Investor Services, Inc. or Standard & Poor's Ratings Group) or, if unrated, are determined by Loomis Sayles to be of comparable quality. The Fund may continue to hold up to 10% of its net assets in securities that are downgraded to a rating below investment-grade subsequent to their purchase if Loomis Sayles believes it is appropriate to do so.

In deciding which securities to buy and sell, Loomis Sayles may consider a number of factors related to the bond issue and the current bond market, for example, the stability and volatility of a country's bond markets, the financial strength of the issuer, current interest rates, current valuations, Loomis Sayles' expectations regarding general trends in interest rates and currency considerations. Loomis Sayles will also consider how purchasing or selling a bond would impact the overall portfolio's risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles' credit research team provides deep fundamental and quantitative analysis as well as ratings on over 1,000 issuers worldwide. The broad coverage combined with the objective of identifying attractive investment opportunities makes this an important component of the investment approach. Second, the Fund may invest significantly in securities the prices of which Loomis Sayles believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates. These securities may not have a direct correlation with changes in interest rates, thus helping to manage interest rate risk and to offer diversified sources for return. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed-income securities (U.S. governments, investment-grade corporates, securitized assets, high-yield corporates, emerging markets, non-U.S. sovereigns and credits, convertibles, bank loans and municipals) in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk.

The Fund may invest any portion of its assets in U.S. dollar-denominated securities of Canadian issuers and up to 20% of its assets in other U.S. dollar-denominated foreign securities, including emerging market securities. The Fund may invest without limit in obligations of supranational entities ( e.g., the World Bank). The Fund may also invest in mortgage-related securities, including mortgage dollar rolls. The Fund may also engage in futures transactions, swaps (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security).

The fixed-income securities in which the Fund may invest include, among other things, corporate bond and other debt securities (including junior and senior bonds), U.S. government securities, zero-coupon securities, mortgage-backed securities and other asset-backed securities, real estate investment trusts ("REITs"), securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities") and convertible securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Credit Risk is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivatives or other transaction will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund's investments will fall as a result of changes in exchange rates.

Derivatives Risk is the risk that the value of the Fund's derivative investments such as futures transactions and swap transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund's derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund. This risk is greater for swaps and other over-the-counter traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit risk, counterparty risk, interest rate risk and market risk. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging.

Emerging Markets Risk is the risk that the Fund's investments may face greater foreign securities risk. Investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Foreign Securities Risk is the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, economic, environmental, credit, informational or currency changes or other issues relating to foreign investing generally. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. The Fund's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the yield on those securities.

Interest Rate Risk is the risk that the value of the Fund's investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon securities and securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Large Investor Risk is the risk associated with ownership of shares of the Fund that may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses.

Leverage Risk is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index, market or asset price movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures are derivatives and may be subject to this type of risk.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk is the risk that Loomis Sayles' investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

REITs Risk is the risk that the value of the Fund's investments in REITs will fall as a result of changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate. Many REITs are highly leveraged, increasing their risk.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-633-3330
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.loomissayles.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best quarter was 7.49%, (second quarter of 2009), and the Fund's worst quarter was -2.93%, (third quarter of 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the other classes of the Fund will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Prior to the inception of Retail Class shares (May 28, 2010), performance is that of Institutional Class shares, restated to reflect the higher net expenses of Retail Class shares. The Fund revised its investment strategies on May 28, 2010; performance may have been different had the current investment strategies been in place for all periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Loomis Sayles Intermediate Duration Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.26%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.51%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.11%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.40%
1 year	rr_ExpenseExampleYear01	41
3 years	rr_ExpenseExampleYear03	152
5 years	rr_ExpenseExampleYear05	274
10 years	rr_ExpenseExampleYear10	630
2003	rr_AnnualReturn2003	8.26%
2004	rr_AnnualReturn2004	3.35%
2005	rr_AnnualReturn2005	1.30%
2006	rr_AnnualReturn2006	4.44%
2007	rr_AnnualReturn2007	5.71%
2008	rr_AnnualReturn2008	(2.53%)
2009	rr_AnnualReturn2009	19.12%
2010	rr_AnnualReturn2010	7.66%
2011	rr_AnnualReturn2011	5.44%
2012	rr_AnnualReturn2012	5.62%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.93%)
One Year	rr_AverageAnnualReturnYear01	5.62%
Five Years	rr_AverageAnnualReturnYear05	6.84%
Ten Years	rr_AverageAnnualReturnYear10	5.71%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	5.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 1998
Loomis Sayles Intermediate Duration Bond Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.34%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.84%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.19%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.65%
1 year	rr_ExpenseExampleYear01	66
3 years	rr_ExpenseExampleYear03	249
5 years	rr_ExpenseExampleYear05	447
10 years	rr_ExpenseExampleYear10	1,020
One Year	rr_AverageAnnualReturnYear01	5.25%
Five Years	rr_AverageAnnualReturnYear05	6.58%
Ten Years	rr_AverageAnnualReturnYear10	5.41%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	5.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 1998
Loomis Sayles Intermediate Duration Bond Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.19%
Five Years	rr_AverageAnnualReturnYear05	5.24%
Ten Years	rr_AverageAnnualReturnYear10	4.01%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	3.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 1998
Loomis Sayles Intermediate Duration Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.75%
Five Years	rr_AverageAnnualReturnYear05	4.93%
Ten Years	rr_AverageAnnualReturnYear10	3.89%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	3.74%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan 28, 1998
Loomis Sayles Intermediate Duration Bond Fund | Barclays U.S. Intermediate Government/Credit Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	3.89%
Five Years	rr_AverageAnnualReturnYear05	5.18%
Ten Years	rr_AverageAnnualReturnYear10	4.62%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	5.54%

[1]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.40% and 0.65% of the Fund's average daily net assets for Institutional Class shares and Retail Class shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2014 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 0.40% and 0.65% of the Fund's average daily net assets for Institutional Class shares and Retail Class shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Loomis Sayles Bond Fund
loomis sayles bond fund
INVESTMENT OBJECTIVE
The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.
FUND FEES & EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not impose a sales charge, a redemption fee or an exchange fee.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Loomis Sayles Bond Fund		Institutional Class	Retail Class	Admin Class		Class N
Management fees		0.51%	0.51%	0.51%		0.51%
Distribution and/or service (12b-1) fees		none	0.25%	0.25%		none
Other expenses	[1]	0.12%	0.16%	0.44%	[2]	0.07%	[3]
Total annual fund operating expenses		0.63%	0.92%	1.20%		0.58%
Fee waiver and/or expense reimbursement	[4]	none	none	none		none
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.63%	0.92%	1.20%		0.58%
[1]	The expense information shown in the table above may differ from the expense information disclosed in the Fund's financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	Other expenses include an administrative service fee of 0.25% for Admin Class shares.
[3]	Other expenses for Class N shares are based on estimated amounts for the current fiscal year.
[4]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.70%, 0.95%, 1.20% and 0.65% of the Fund's average daily net assets for Institutional Class shares, Retail Class shares, Admin Class shares and Class N shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2014 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 0.70%, 0.95%, 1.20% and 0.65% of the Fund's average daily net assets for Institutional Class shares, Retail Class shares, Admin Class shares and Class N shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Loomis Sayles Bond Fund (USD $)	1 year	3 years	5 years	10 years
Institutional Class	64	202	351	786
Retail Class	94	293	509	1,131
Admin Class	122	381	660	1,455
Class N	59	186	324	726

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities (for example, bonds and other investments that Loomis Sayles believes have similar economic characteristics, such as notes, debentures and loans). The Fund will invest primarily in investment-grade fixed-income securities, although it may also invest up to 35% of its assets in below investment-grade fixed-income securities (commonly known as "junk bonds") and up to 20% of its assets in equity securities, such as common stocks and preferred stocks (with up to 10% of its assets in common stocks). Below investment-grade fixed-income securities are rated below investment-grade quality ( i.e. , none of the three major rating agencies (Moody's Investors Service, Inc., Fitch Investor Services, Inc. or Standard & Poor's Ratings Group) have rated the securities in one of their respective top four ratings categories). The Fund's fixed-income securities investments may include unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase. The Fund may invest in fixed-income securities of any maturity.

In deciding which securities to buy and sell, Loomis Sayles may consider a number of factors related to the bond issue and the current bond market, including, for example, the stability and volatility of a country's bond markets, the financial strength of the issuer, current interest rates, current valuations, Loomis Sayles' expectations regarding general trends in interest rates and currency considerations. Loomis Sayles will also consider how purchasing or selling a bond would impact the overall portfolio's risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles' credit research team provides deep fundamental and quantitative analysis as well as ratings on over 1,000 issuers worldwide. The broad coverage combined with the objective of identifying attractive investment opportunities makes this an important component of the investment approach. Second, the Fund may invest significantly in securities the prices of which Loomis Sayles believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates. These securities may not have a direct correlation with changes in interest rates, thus helping to manage interest rate risk and to offer diversified sources for return. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed-income securities (U.S. governments, investment-grade corporates, securitized assets, high-yield corporates, emerging markets, non-U.S. sovereigns and credits, convertibles, bank loans and municipals) in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk.

In deciding which equity securities to buy and sell, Loomis Sayles intends to emphasize dividend-paying stocks issued by companies with strong fundamentals and relatively limited anticipated volatility to supplement its fixed-income holdings. These securities will be selected with the same bottom-up investment process that is the foundation of the Fund's overall strategy.

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging markets securities. The Fund may invest without limit in obligations of supranational entities ( e.g., the World Bank).

The fixed-income securities in which the Fund may invest include, among other things, corporate bonds and other debt securities, U.S. government securities, commercial paper, zero-coupon securities, mortgage-related securities (including senior and junior loans, mortgage dollar rolls, stripped mortgage-related securities and collateralized mortgage obligations) and other asset-backed securities, when-issued securities, real estate investment trusts ("REITs"), securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), structured notes, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, foreign currency transactions, swap transactions (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security).
Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Below Investment-Grade Fixed-Income Securities Risk is the risk that the Fund's investments in below investment-grade fixed-income securities may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.

Credit Risk is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivatives or other transaction will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund's investments will fall as a result of changes in exchange rates. Loomis Sayles may elect not to hedge currency risk or may hedge imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk is the risk that the value of the Fund's derivative investments such as forward currency contracts, structured notes, options and futures transactions and swap transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund's derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund. This risk is greater for forward currency contracts, swaps and other over-the-counter traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit risk, counterparty risk, interest rate risk and market risk. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used.

Emerging Markets Risk is the risk that the Fund's investments may face greater foreign securities risk. Investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Foreign Securities Risk is the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, economic, environmental, credit, informational or currency changes or other issues relating to foreign investing generally. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. The Fund's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the yield on those securities.

Inflation/Deflation Risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time - the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

Interest Rate Risk is the risk that the value of the Fund's investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon securities and securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Leverage Risk is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index, market or asset price movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk is the risk that Loomis Sayles' investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

REITs Risk is the risk that the value of the Fund's investments in REITs will fall as a result of changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Risk/Return Bar Chart and Table

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

Total Returns for Institutional Class Shares

The Fund's best quarter was 17.21%, (second quarter of 2009), and the Fund's worst quarter was -13.00%, (third quarter of 2008).
Average Annual Total Returns for the periods ended December 31, 2012
Average Annual Total Returns Loomis Sayles Bond Fund	One Year	Five Years	Ten Years	Life-of-Fund	Inception Date
Institutional Class	15.13%	7.79%	10.18%	10.33%	May 16, 1991
Institutional Class Return After Taxes on Distributions	12.84%	5.35%	7.76%	7.25%	May 16, 1991
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	9.81%	5.17%	7.40%	7.07%	May 16, 1991
Retail Class	14.77%	7.47%	9.87%	10.04%	May 16, 1991
Admin Class	14.43%	7.18%	9.57%	9.59%	May 16, 1991
Class N	15.13%	7.79%	10.18%	10.33%	May 16, 1991
Barclays U.S. Government/Credit Bond Index	4.82%	6.06%	5.25%	6.83%

Total returns shown for the Fund reflect the results of the Loomis Sayles Bond Fund, a series of Loomis Sayles Funds II (the "Predecessor Fund") whose assets and liabilities were reorganized into the Fund, a series of Loomis Sayles Funds I, on September 12, 2003. Prior to the inception of Retail Class shares (December 31, 1996) and Admin Class shares (January 2, 1998) of the Predecessor Fund, performance is that of the Institutional Class shares of the Predecessor Fund, restated to reflect the higher net expenses of the Retail Class and Admin Class shares of the Predecessor Fund. Because the Fund did not have Class N shares outstanding during the periods shown, performance is that of the Institutional Class shares of the Fund. Class N shares would have had substantially similar returns because they would have been invested in the same portfolio of securities as Institutional Class shares and would only differ to the extent the classes did not have the same expenses. The Class N returns may be higher than the returns of Institutional Class shares because Institutional Class shares are subject to higher expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS I
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Loomis Sayles Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	loomis sayles bond fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES & EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not impose a sales charge, a redemption fee or an exchange fee.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 20% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	20.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings made for investment purposes) in fixed-income securities (for example, bonds and other investments that Loomis Sayles believes have similar economic characteristics, such as notes, debentures and loans). The Fund will invest primarily in investment-grade fixed-income securities, although it may also invest up to 35% of its assets in below investment-grade fixed-income securities (commonly known as "junk bonds") and up to 20% of its assets in equity securities, such as common stocks and preferred stocks (with up to 10% of its assets in common stocks). Below investment-grade fixed-income securities are rated below investment-grade quality ( i.e. , none of the three major rating agencies (Moody's Investors Service, Inc., Fitch Investor Services, Inc. or Standard & Poor's Ratings Group) have rated the securities in one of their respective top four ratings categories). The Fund's fixed-income securities investments may include unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase. The Fund may invest in fixed-income securities of any maturity.

In deciding which securities to buy and sell, Loomis Sayles may consider a number of factors related to the bond issue and the current bond market, including, for example, the stability and volatility of a country's bond markets, the financial strength of the issuer, current interest rates, current valuations, Loomis Sayles' expectations regarding general trends in interest rates and currency considerations. Loomis Sayles will also consider how purchasing or selling a bond would impact the overall portfolio's risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

Three themes typically drive the Fund's investment approach. First, Loomis Sayles generally seeks fixed-income securities of issuers whose credit profiles it believes are improving. Loomis Sayles' credit research team provides deep fundamental and quantitative analysis as well as ratings on over 1,000 issuers worldwide. The broad coverage combined with the objective of identifying attractive investment opportunities makes this an important component of the investment approach. Second, the Fund may invest significantly in securities the prices of which Loomis Sayles believes are more sensitive to events related to the underlying issuer than to changes in general interest rates or overall market default rates. These securities may not have a direct correlation with changes in interest rates, thus helping to manage interest rate risk and to offer diversified sources for return. Third, Loomis Sayles analyzes different sectors of the economy and differences in the yields ("spreads") of various fixed-income securities (U.S. governments, investment-grade corporates, securitized assets, high-yield corporates, emerging markets, non-U.S. sovereigns and credits, convertibles, bank loans and municipals) in an effort to find securities that it believes may produce attractive returns for the Fund in comparison to their risk.

In deciding which equity securities to buy and sell, Loomis Sayles intends to emphasize dividend-paying stocks issued by companies with strong fundamentals and relatively limited anticipated volatility to supplement its fixed-income holdings. These securities will be selected with the same bottom-up investment process that is the foundation of the Fund's overall strategy.

The Fund may invest any portion of its assets in securities of Canadian issuers and up to 20% of its assets in other foreign securities, including emerging markets securities. The Fund may invest without limit in obligations of supranational entities ( e.g., the World Bank).

		The fixed-income securities in which the Fund may invest include, among other things, corporate bonds and other debt securities, U.S. government securities, commercial paper, zero-coupon securities, mortgage-related securities (including senior and junior loans, mortgage dollar rolls, stripped mortgage-related securities and collateralized mortgage obligations) and other asset-backed securities, when-issued securities, real estate investment trusts ("REITs"), securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), structured notes, repurchase agreements and convertible securities. The Fund may engage in options and futures transactions, foreign currency transactions, swap transactions (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security).
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Below Investment-Grade Fixed-Income Securities Risk is the risk that the Fund's investments in below investment-grade fixed-income securities may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.

Credit Risk is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivatives or other transaction will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund's investments will fall as a result of changes in exchange rates. Loomis Sayles may elect not to hedge currency risk or may hedge imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk is the risk that the value of the Fund's derivative investments such as forward currency contracts, structured notes, options and futures transactions and swap transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund's derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund. This risk is greater for forward currency contracts, swaps and other over-the-counter traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit risk, counterparty risk, interest rate risk and market risk. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedging. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used.

Emerging Markets Risk is the risk that the Fund's investments may face greater foreign securities risk. Investing in companies traded in emerging securities markets, which may be smaller and have shorter operating histories than companies in developed markets, involves risks in addition to, and greater than, those generally associated with investing in developed foreign markets. The extent of economic development, political stability, market depth, infrastructure, capitalization and regulatory oversight in emerging market economies is generally less than in more developed markets.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Foreign Securities Risk is the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, economic, environmental, credit, informational or currency changes or other issues relating to foreign investing generally. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. The Fund's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the yield on those securities.

Inflation/Deflation Risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the present value of future payments. Deflation risk is the risk that prices throughout the economy decline over time - the opposite of inflation. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of the Fund's portfolio.

Interest Rate Risk is the risk that the value of the Fund's investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of zero-coupon securities and securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Leverage Risk is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index, market or asset price movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk is the risk that Loomis Sayles' investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

REITs Risk is the risk that the value of the Fund's investments in REITs will fall as a result of changes in underlying real estate values, rising interest rates, limited diversification of holdings, higher costs and prepayment risk associated with related mortgages, as well as other risks particular to investments in real estate. Many REITs are highly leveraged, increasing their risk. The Fund will indirectly bear its proportionate share of expenses, including management fees, paid by each REIT in which it invests in addition to the expenses of the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of a broad measure of market performance. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-633-3330
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.loomissayles.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best quarter was 17.21%, (second quarter of 2009), and the Fund's worst quarter was -13.00%, (third quarter of 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the other classes of the Fund will vary.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Total returns shown for the Fund reflect the results of the Loomis Sayles Bond Fund, a series of Loomis Sayles Funds II (the "Predecessor Fund") whose assets and liabilities were reorganized into the Fund, a series of Loomis Sayles Funds I, on September 12, 2003. Prior to the inception of Retail Class shares (December 31, 1996) and Admin Class shares (January 2, 1998) of the Predecessor Fund, performance is that of the Institutional Class shares of the Predecessor Fund, restated to reflect the higher net expenses of the Retail Class and Admin Class shares of the Predecessor Fund. Because the Fund did not have Class N shares outstanding during the periods shown, performance is that of the Institutional Class shares of the Fund. Class N shares would have had substantially similar returns because they would have been invested in the same portfolio of securities as Institutional Class shares and would only differ to the extent the classes did not have the same expenses. The Class N returns may be higher than the returns of Institutional Class shares because Institutional Class shares are subject to higher expenses.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Loomis Sayles Bond Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.63%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.63%
1 year	rr_ExpenseExampleYear01	64
3 years	rr_ExpenseExampleYear03	202
5 years	rr_ExpenseExampleYear05	351
10 years	rr_ExpenseExampleYear10	786
2003	rr_AnnualReturn2003	29.18%
2004	rr_AnnualReturn2004	11.30%
2005	rr_AnnualReturn2005	4.28%
2006	rr_AnnualReturn2006	11.29%
2007	rr_AnnualReturn2007	8.53%
2008	rr_AnnualReturn2008	(21.82%)
2009	rr_AnnualReturn2009	37.19%
2010	rr_AnnualReturn2010	13.58%
2011	rr_AnnualReturn2011	3.76%
2012	rr_AnnualReturn2012	15.13%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.21%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.00%)
One Year	rr_AverageAnnualReturnYear01	15.13%
Five Years	rr_AverageAnnualReturnYear05	7.79%
Ten Years	rr_AverageAnnualReturnYear10	10.18%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	10.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 1991
Loomis Sayles Bond Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.92%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.92%
1 year	rr_ExpenseExampleYear01	94
3 years	rr_ExpenseExampleYear03	293
5 years	rr_ExpenseExampleYear05	509
10 years	rr_ExpenseExampleYear10	1,131
One Year	rr_AverageAnnualReturnYear01	14.77%
Five Years	rr_AverageAnnualReturnYear05	7.47%
Ten Years	rr_AverageAnnualReturnYear10	9.87%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	10.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 1991
Loomis Sayles Bond Fund | Admin Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.44%	[1],[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.20%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.20%
1 year	rr_ExpenseExampleYear01	122
3 years	rr_ExpenseExampleYear03	381
5 years	rr_ExpenseExampleYear05	660
10 years	rr_ExpenseExampleYear10	1,455
One Year	rr_AverageAnnualReturnYear01	14.43%
Five Years	rr_AverageAnnualReturnYear05	7.18%
Ten Years	rr_AverageAnnualReturnYear10	9.57%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	9.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 1991
Loomis Sayles Bond Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.51%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%	[1],[4]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.58%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[2]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.58%
1 year	rr_ExpenseExampleYear01	59
3 years	rr_ExpenseExampleYear03	186
5 years	rr_ExpenseExampleYear05	324
10 years	rr_ExpenseExampleYear10	726
One Year	rr_AverageAnnualReturnYear01	15.13%
Five Years	rr_AverageAnnualReturnYear05	7.79%
Ten Years	rr_AverageAnnualReturnYear10	10.18%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	10.33%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 1991
Loomis Sayles Bond Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	12.84%
Five Years	rr_AverageAnnualReturnYear05	5.35%
Ten Years	rr_AverageAnnualReturnYear10	7.76%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	7.25%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 1991
Loomis Sayles Bond Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	9.81%
Five Years	rr_AverageAnnualReturnYear05	5.17%
Ten Years	rr_AverageAnnualReturnYear10	7.40%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	7.07%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 16, 1991
Loomis Sayles Bond Fund | Barclays U.S. Government/Credit Bond Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.82%
Five Years	rr_AverageAnnualReturnYear05	6.06%
Ten Years	rr_AverageAnnualReturnYear10	5.25%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	6.83%

[1]	The expense information shown in the table above may differ from the expense information disclosed in the Fund's financial highlights table because the financial highlights table reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.
[2]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.70%, 0.95%, 1.20% and 0.65% of the Fund's average daily net assets for Institutional Class shares, Retail Class shares, Admin Class shares and Class N shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2014 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 0.70%, 0.95%, 1.20% and 0.65% of the Fund's average daily net assets for Institutional Class shares, Retail Class shares, Admin Class shares and Class N shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.
[3]	Other expenses include an administrative service fee of 0.25% for Admin Class shares.
[4]	Other expenses for Class N shares are based on estimated amounts for the current fiscal year.

Loomis Sayles Inflation Protected Securities Fund
loomis sayles inflation protected securities fund
INVESTMENT OBJECTIVE
The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.
FUND FEES & EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not impose a sales charge, a redemption fee or an exchange fee.
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Loomis Sayles Inflation Protected Securities Fund		Institutional Class	Retail Class
Management fees		0.25%	0.25%
Distribution and/or service (12b-1) fees		none	0.25%
Other expenses		0.60%	0.73%
Total annual fund operating expenses		0.85%	1.23%
Fee waiver and/or expense reimbursement	[1]	0.45%	0.58%
Total annual fund operating expenses after fee waiver and/or expense reimbursement		0.40%	0.65%
[1]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.40% and 0.65% of the Fund's average daily net assets for Institutional Class shares and Retail Class shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2014 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 0.40% and 0.65% of the Fund's average daily net assets for Institutional Class shares and Retail Class shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Example

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Loomis Sayles Inflation Protected Securities Fund (USD $)	1 year	3 years	5 years	10 years
Institutional Class	41	226	427	1,007
Retail Class	66	333	620	1,437

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 166% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies

The Fund will normally invest at least 80% of its net assets (plus any borrowings made for investment purposes) in inflation-protected securities. The emphasis will be on debt securities issued by the U.S. Treasury (Treasury Inflation-Protected Securities, or "TIPS"). The principal value of these securities is periodically adjusted according to the rate of inflation, and repayment of the original bond principal upon maturity is guaranteed by the U.S. Government.

In deciding which securities to buy and sell, Loomis Sayles may consider a number of factors related to the bond issue and the current bond market, for example, the stability and volatility of a country's bond markets, the financial strength of the issuer, current interest rates, current valuations, Loomis Sayles' expectations regarding general trends in interest rates and currency considerations. Loomis Sayles will also consider how purchasing or selling a bond would impact the overall portfolio's risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

The Fund may invest in other securities, including but not limited to inflation-protected debt securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, by other entities such as corporations and foreign governments and by foreign issuers. The Fund may also invest in nominal ( i.e., non-inflation-protected) treasury securities, corporate bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), structured notes, asset-backed securities and mortgage-related securities, including mortgage dollar rolls, and may invest up to 10% of its assets in below investment-grade fixed-income securities (commonly known as "junk bonds"). Below investment-grade fixed-income securities are rated below investment-grade quality ( i.e. , none of the three major rating agencies (Moody's Investors Service, Inc., Fitch Investor Services, Inc. or Standard & Poor's Ratings Group) have rated the securities in one of their respective top four ratings categories). The Fund's fixed-income securities investments may include unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase. The Fund may invest in fixed-income securities of any maturity. The Fund may also invest in swaps (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security) and other derivatives. The Fund may also engage in futures transactions and foreign currency transactions.

Principal Risks

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Below Investment-Grade Fixed-Income Securities Risk is the risk that the Fund's investments in below investment-grade fixed-income securities may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.

Credit Risk is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivatives or other transaction will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund's investments will fall as a result of changes in exchange rates. Loomis Sayles may elect not to hedge currency risk or may hedge imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk is the risk that the value of the Fund's derivative investments such as forward currency contracts, structured notes, futures transactions and swap transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund's derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund. This risk is greater for forward currency contracts, swaps and other over-the-counter traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit risk, counterparty risk, interest rate risk and market risk. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedgding. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Focused Investment Risk is the risk that the Fund's portfolio is not as diversified as some of the other Funds' portfolios, which means that the Fund generally invests more of its assets in a smaller number of issuers. As a result, changes in the value of a single security may have a more significant effect on the Fund's net asset value ("NAV").

Foreign Securities Risk is the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, economic, environmental, credit, informational or currency changes or other issues relating to foreign investing generally. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. The Fund's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the yield on those securities.

Interest Rate Risk is the risk that the value of the Fund's investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Large Investor Risk is the risk associated with ownership of shares of the Fund that may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses.

Leverage Risk is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index, market or asset price movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk is the risk that Loomis Sayles' investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

TIPS Risk is the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

Risk/Return Bar Chart and Table

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of a broad measure of market performance. Return data is unavailable for the Barclays U.S. Treasury Inflation Protected Securities Index prior to March 1, 1997. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Prior to December 15, 2004, the Fund was managed using different principal investment strategies. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

Total Returns for Institutional Class Shares

The Fund's best quarter was 4.58%, (third quarter of 2011), and the Fund's worst quarter was -5.57%, (third quarter of 2008).
Average Annual Total Returns for the periods ended December 31, 2012
Average Annual Total Returns Loomis Sayles Inflation Protected Securities Fund	One Year	Five Years	Ten Years	Life-of-Fund	Inception Date
Institutional Class	6.98%	6.76%	5.40%	7.48%	May 20, 1991
Institutional Class Return After Taxes on Distributions	4.71%	5.11%	3.63%	5.03%	May 20, 1991
Institutional Class Return After Taxes on Distributions and Sale of Fund Shares	5.23%	4.90%	3.61%	4.96%	May 20, 1991
Retail Class	6.68%	6.45%	5.08%	7.03%	May 20, 1991
Barclays U.S. Treasury Inflation Protected Securities Index	6.98%	7.04%	6.65%

Total returns shown for the Fund reflect the results of the Loomis Sayles U.S. Government Securities Fund (the "Predecessor Fund") whose assets and liabilities were reorganized into the Fund on September 12, 2003. Prior to the inception of Retail Class shares (May 28, 2010), performance is that of Institutional Class shares, restated to reflect the higher net expenses of Retail Class shares. The Fund revised its investment strategies on December 15, 2004; performance may have been different had the current investment strategies been in place for all periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS I
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Loomis Sayles Inflation Protected Securities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	loomis sayles inflation protected securities fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund's investment objective is high total investment return through a combination of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FUND FEES & EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The Fund does not impose a sales charge, a redemption fee or an exchange fee.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During its most recently ended fiscal year, the Fund's portfolio turnover rate was 166% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	166.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the Fund's operating expenses remain the same, except that the example is based on the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement for the first year and on the Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS AND PERFORMANCE Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund will normally invest at least 80% of its net assets (plus any borrowings made for investment purposes) in inflation-protected securities. The emphasis will be on debt securities issued by the U.S. Treasury (Treasury Inflation-Protected Securities, or "TIPS"). The principal value of these securities is periodically adjusted according to the rate of inflation, and repayment of the original bond principal upon maturity is guaranteed by the U.S. Government.

In deciding which securities to buy and sell, Loomis Sayles may consider a number of factors related to the bond issue and the current bond market, for example, the stability and volatility of a country's bond markets, the financial strength of the issuer, current interest rates, current valuations, Loomis Sayles' expectations regarding general trends in interest rates and currency considerations. Loomis Sayles will also consider how purchasing or selling a bond would impact the overall portfolio's risk profile (for example, its sensitivity to currency risk, interest rate risk and sector-specific risk) and potential return (income and capital gains).

The Fund may invest in other securities, including but not limited to inflation-protected debt securities issued by U.S. government agencies and instrumentalities other than the U.S. Treasury, by other entities such as corporations and foreign governments and by foreign issuers. The Fund may also invest in nominal ( i.e., non-inflation-protected) treasury securities, corporate bonds, securities issued pursuant to Rule 144A under the Securities Act of 1933 ("Rule 144A securities"), structured notes, asset-backed securities and mortgage-related securities, including mortgage dollar rolls, and may invest up to 10% of its assets in below investment-grade fixed-income securities (commonly known as "junk bonds"). Below investment-grade fixed-income securities are rated below investment-grade quality ( i.e. , none of the three major rating agencies (Moody's Investors Service, Inc., Fitch Investor Services, Inc. or Standard & Poor's Ratings Group) have rated the securities in one of their respective top four ratings categories). The Fund's fixed-income securities investments may include unrated securities (securities that are not rated by a rating agency) if Loomis Sayles determines that the securities are of comparable quality to rated securities that the Fund may purchase. The Fund may invest in fixed-income securities of any maturity. The Fund may also invest in swaps (including credit default swaps, in which one party agrees to make periodic payments to a counterparty in exchange for the right to receive a payment in the event of a default of the underlying reference security) and other derivatives. The Fund may also engage in futures transactions and foreign currency transactions.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The principal risks of investing in the Fund are summarized below. The Fund does not represent a complete investment program. You may lose money by investing in the Fund.

Below Investment-Grade Fixed-Income Securities Risk is the risk that the Fund's investments in below investment-grade fixed-income securities may be subject to greater risks than other fixed-income securities, including being subject to greater levels of interest rate risk, credit risk (including a greater risk of default) and liquidity risk. The ability of the issuer to make principal and interest payments is predominantly speculative for below investment-grade fixed-income securities.

Credit Risk is the risk that the issuer or guarantor of a fixed-income security in which the Fund invests, or the counterparty to a derivatives or other transaction will fail financially or otherwise be unwilling or unable to meet their obligations to the Fund.

Currency Risk is the risk that the value of the Fund's investments will fall as a result of changes in exchange rates. Loomis Sayles may elect not to hedge currency risk or may hedge imperfectly, which may cause the Fund to incur losses that would not have been incurred had the risk been hedged.

Derivatives Risk is the risk that the value of the Fund's derivative investments such as forward currency contracts, structured notes, futures transactions and swap transactions will fall, for example, because of changes in the value of the underlying reference instruments, pricing difficulties or lack of correlation with the underlying investments. There is also the risk that the Fund may be unable to terminate or sell a derivatives position at an advantageous time or price. Moreover, a number of broker-dealers and other financial institutions have recently experienced extreme financial difficulty, sometimes resulting in bankruptcy of the institution. There can be no assurance that the Fund's derivative counterparties will not experience similar financial difficulties, possibly resulting in losses to the Fund. This risk is greater for forward currency contracts, swaps and other over-the-counter traded derivatives. Investing in derivatives gives rise to other risks, such as leverage risk, liquidity risk, credit risk, counterparty risk, interest rate risk and market risk. The use of derivatives for other than hedging purposes may be considered a speculative activity, and involves greater risks than are involved in hedgding. The use of derivatives may cause the Fund to incur losses greater than those which would have occurred had derivatives not been used.

Extension Risk is the risk that an unexpected rise in interest rates will extend the life of a mortgage- or asset-backed security beyond the expected prepayment time, typically reducing the security's value.

Focused Investment Risk is the risk that the Fund's portfolio is not as diversified as some of the other Funds' portfolios, which means that the Fund generally invests more of its assets in a smaller number of issuers. As a result, changes in the value of a single security may have a more significant effect on the Fund's net asset value ("NAV").

Foreign Securities Risk is the risk that the value of the Fund's foreign investments will fall as a result of foreign political, social, economic, environmental, credit, informational or currency changes or other issues relating to foreign investing generally. Foreign securities may be subject to higher volatility than U.S. securities, varying degrees of regulation and limited liquidity. The Fund's investments in foreign securities may be subject to foreign withholding taxes, which would decrease the yield on those securities.

Interest Rate Risk is the risk that the value of the Fund's investments will fall if interest rates rise. Interest rate risk generally is greater for funds that invest in fixed-income securities with relatively longer durations than for funds that invest in fixed-income securities with shorter durations. The value of securities with longer maturities are generally more sensitive to fluctuations in interest rates than other fixed-income securities. In addition, an economic downturn or period of rising interest rates could adversely affect the market of these securities and reduce the Fund's ability to sell them.

Issuer Risk is the risk that the value of securities may decline due to a number of reasons relating to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods and services.

Large Investor Risk is the risk associated with ownership of shares of the Fund that may be concentrated in one or a few large investors. Such investors may redeem shares in large quantities or on a frequent basis. Redemptions by a large investor can affect the performance of the Fund, may increase realized capital gains, may accelerate the realization of taxable income to shareholders and may increase transaction costs. These transactions potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any). Such transactions may also increase the Fund's expenses.

Leverage Risk is the risk associated with securities or practices (e.g., borrowing and the use of certain derivatives) and investment in certain types of derivatives that multiply small index, market or asset price movements into larger changes in value. Use of derivative instruments may involve leverage. When a derivative is used as a hedge against an offsetting position that the Fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged instrument, and vice versa. To the extent that the Fund uses a derivative for purposes other than as a hedge, or if the Fund hedges imperfectly, the Fund is directly exposed to the risks of that derivative and any loss generated by the derivative will not be offset by a gain. Futures and forward currency contracts are derivatives and may be subject to this type of risk.

Liquidity Risk is the risk that the Fund may be unable to find a buyer for its investments when it seeks to sell them or to receive the price it expects. Securities acquired in a private placement, such as Rule 144A securities, generally are subject to strict restrictions on resale and there may be no liquid secondary market or ready purchaser for such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so, or at the most advantageous time or price. Liquidity issues may also make it difficult to value the Fund's investments.

Management Risk is the risk that Loomis Sayles' investment techniques will be unsuccessful and cause the Fund to incur losses.

Market Risk is the risk that the market value of a security will move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition, as well as overall market and economic conditions.

Mortgage-Related and Asset-Backed Securities Risk is the risk that the securities may be prepaid and result in the reinvestment of the prepaid amounts in securities with lower yields than the prepaid obligations. Conversely, there is a risk that an unexpected rise in interest rates will extend the life of a mortgage-related or asset-backed security beyond the expected prepayment time, typically reducing the security's value. The Fund may also incur a loss when there is a prepayment of securities that were purchased at a premium. It also includes risks associated with investing in the mortgages underlying the mortgage-backed securities. The market for mortgage-backed securities (and other asset-backed securities) has experienced high volatility and a lack of liquidity. As a result, the value of many of these securities has significantly declined. The Fund's investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets.

TIPS Risk is the risk that the rate of inflation will be lower than expected. Inflation-protected securities are intended to protect against inflation by adjusting the interest or principal payable on the security by an amount based upon an index intended to measure the rate of inflation. There can be no assurance that the relevant index will accurately measure the rate of inflation, in which case the securities may not work as intended.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of a broad measure of market performance. Return data is unavailable for the Barclays U.S. Treasury Inflation Protected Securities Index prior to March 1, 1997. The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. Prior to December 15, 2004, the Fund was managed using different principal investment strategies. Updated performance information is available online at www.loomissayles.com and/or by calling the Fund toll-free at 800-633-3330.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns

The following bar chart and table give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the one-year, five-year, ten-year and life-of-fund periods compare to those of a broad measure of market performance.

Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-633-3330
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.loomissayles.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total Returns for Institutional Class Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The Fund's best quarter was 4.58%, (third quarter of 2011), and the Fund's worst quarter was -5.57%, (third quarter of 2008).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the periods ended December 31, 2012
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Index performance reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the other classes of the Fund will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

Total returns shown for the Fund reflect the results of the Loomis Sayles U.S. Government Securities Fund (the "Predecessor Fund") whose assets and liabilities were reorganized into the Fund on September 12, 2003. Prior to the inception of Retail Class shares (May 28, 2010), performance is that of Institutional Class shares, restated to reflect the higher net expenses of Retail Class shares. The Fund revised its investment strategies on December 15, 2004; performance may have been different had the current investment strategies been in place for all periods shown.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans, qualified plans, education savings accounts, such as 529 plans, or individual retirement accounts. The after-tax returns are shown for the Institutional Class of the Fund. After-tax returns for the other classes of the Fund will vary. Index performance reflects no deduction for fees, expenses or taxes.

Loomis Sayles Inflation Protected Securities Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.60%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.85%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.45%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.40%
1 year	rr_ExpenseExampleYear01	41
3 years	rr_ExpenseExampleYear03	226
5 years	rr_ExpenseExampleYear05	427
10 years	rr_ExpenseExampleYear10	1,007
2003	rr_AnnualReturn2003	2.99%
2004	rr_AnnualReturn2004	4.39%
2005	rr_AnnualReturn2005	1.99%
2006	rr_AnnualReturn2006	0.60%
2007	rr_AnnualReturn2007	10.62%
2008	rr_AnnualReturn2008	(4.41%)
2009	rr_AnnualReturn2009	12.33%
2010	rr_AnnualReturn2010	6.95%
2011	rr_AnnualReturn2011	12.88%
2012	rr_AnnualReturn2012	6.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.57%)
One Year	rr_AverageAnnualReturnYear01	6.98%
Five Years	rr_AverageAnnualReturnYear05	6.76%
Ten Years	rr_AverageAnnualReturnYear10	5.40%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	7.48%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 20, 1991
Loomis Sayles Inflation Protected Securities Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.25%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.73%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.23%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.58%	[1]
Total annual fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.65%
1 year	rr_ExpenseExampleYear01	66
3 years	rr_ExpenseExampleYear03	333
5 years	rr_ExpenseExampleYear05	620
10 years	rr_ExpenseExampleYear10	1,437
One Year	rr_AverageAnnualReturnYear01	6.68%
Five Years	rr_AverageAnnualReturnYear05	6.45%
Ten Years	rr_AverageAnnualReturnYear10	5.08%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	7.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 20, 1991
Loomis Sayles Inflation Protected Securities Fund | Return After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	4.71%
Five Years	rr_AverageAnnualReturnYear05	5.11%
Ten Years	rr_AverageAnnualReturnYear10	3.63%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	5.03%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 20, 1991
Loomis Sayles Inflation Protected Securities Fund | Return After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	5.23%
Five Years	rr_AverageAnnualReturnYear05	4.90%
Ten Years	rr_AverageAnnualReturnYear10	3.61%
Life-of-Fund	rr_AverageAnnualReturnSinceInception	4.96%
Inception Date	rr_AverageAnnualReturnInceptionDate	May 20, 1991
Loomis Sayles Inflation Protected Securities Fund | Barclays U.S. Treasury Inflation Protected Securities Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	6.98%
Five Years	rr_AverageAnnualReturnYear05	7.04%
Ten Years	rr_AverageAnnualReturnYear10	6.65%
Life-of-Fund	rr_AverageAnnualReturnSinceInception

[1]	Loomis, Sayles & Company, L.P. ("Loomis Sayles" or the "Adviser") has given a binding contractual undertaking to the Fund to limit the amount of the Fund's total annual fund operating expenses to 0.40% and 0.65% of the Fund's average daily net assets for Institutional Class shares and Retail Class shares, respectively, exclusive of brokerage expenses, interest expense, taxes, acquired fund fees and expenses, organizational and extraordinary expenses, such as litigation and indemnification expenses. This undertaking is in effect through January 31, 2014 and may be terminated before then only with the consent of the Fund's Board of Trustees. The Adviser will be permitted to recover, on a class by class basis, management fees waived and/or expenses reimbursed to the extent that expenses in later periods fall below 0.40% and 0.65% of the Fund's average daily net assets for Institutional Class shares and Retail Class shares, respectively. The Fund will not be obligated to repay any such waived/reimbursed fees and expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LOOMIS SAYLES FUNDS I
Prospectus Date	rr_ProspectusDate	Feb 1, 2013
Document Creation Date	dei_DocumentCreationDate	Jan 29, 2013